     As filed with the Securities and Exchange Commission on April 15, 1997.
                                                               File No. 33-73566

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                            [ ]
                                -------

     Post-Effective Amendment No.  16                       [X]
                                 -------


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No.  24                                      [X]
                  -------


                         HARTFORD LIFE INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                            HARTFORD, CT  06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-7563
               (Depositor's Telephone Number, Including Area Code)


                            MARGARET E. HANKARD, ESQ.
                        HARTFORD LIFE INSURANCE COMPANIES

                                  P.O. BOX 2999
                            HARTFORD, CT  06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----

       X       on May 1, 1997 pursuant to paragraph (b) of Rule 485
     -----

               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----

               on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
     -----

               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. THE RULE 24F-2 NOTICE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON OR ABOUT FEBRUARY 28, 1997.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)


      N-4 Item No.                               Prospectus Heading
 ---------------------                       --------------------------
 1.  Cover Page                              Cover Page

 2.  Definitions                             Glossary of Special Terms

 3.  Synopsis or Highlights                  Summary

 4.  Condensed Financial Information         Statement of Additional Information

 5.  General Description of Registrant,      The Contract; The Separate Account;
     Depositor, and Portfolio Companies      The Fixed Account; The Company;
                                             The Funds; General Matters

 6.  Deductions                              Charges Under the Contract

 7.  General Description of                  Operation of the Contract
     Annuity Contracts                       Accumulation Period; Death Benefit;
                                             The Contract; The Separate Account;
                                             General Matters

 8.  Annuity Period                          Annuity Benefits

 9.  Death Benefit                           Death Benefit

10.  Purchases and Contract Value            Operation of the Contract/
                                             Accumulation Period

11.  Redemptions                             Operation of the Contract/
                                             Accumulation Period

12.  Taxes                                   Federal Tax Considerations

13.  Legal Proceedings                       General Matters - Legal Proceedings

14.  Table of Contents of the Statement      Table of Contents to Statement of
     of Additional Information               Additional Information

15.  Cover Page                              Part B; Statement of Additional
                                             Information

16.  Table of Contents                       Table of Contents

17.  General Information and History         Introduction

18.  Services                                None

19.  Purchase of Securities                  Distribution of Contracts
     being Offered

20.  Underwriters                            Distribution of Contracts

21.  Calculation of Performance Data         Calculation of Yield and Return

22.  Annuity Payments                        Annuity Benefits

23.  Financial Statements                    Financial Statements

24.  Financial Statements and                Financial Statements and
     Exhibits                                Exhibits

25.  Directors and Officers of the           Directors and Officers of the
     Depositor                               Depositor

26.  Persons Controlled by or Under          Persons Controlled by or Under
     Common Control with the Depositor       Common Control with the Depositor
     or Registrant                           or Registrant

27.  Number of Contract Owners               Number of Contract Owners

28.  Indemnification                         Indemnification

29.  Principal Underwriters                  Principal Underwriters

30.  Location of Accounts and Records        Location of Accounts and Records

31.  Management Services                     Management Services

32.  Undertakings                            Undertakings

                 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 5085
                       HARTFORD, CONNECTICUT 06102-5085
   [LOGO]                  TELEPHONE: 1-800-521-0538

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes the Putnam Capital Manager Plan, a tax deferred variable annuity issued by Hartford Life Insurance Company ("Hartford"). Payments for the Contract will be held in a series of Hartford Life Insurance Company -- Putnam Capital Manager Trust Separate Account (the "Separate Account"). Allocations to and transfers to and from the Fixed Account are not permitted in certain states.



There are currently sixteen (16) Sub-Accounts available under the Contract. The underlying investment portfolios ("Funds") of Putnam Variable Trust for the Sub-Accounts are Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund.


This Prospectus sets forth the information concerning the Separate Account and the Fixed Account that investors should know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account and the Fixed Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn: Annuity Marketing Services, P.O. Box 5085, Hartford, CT 06102-5085, or call the telephone number shown above. The Table of Contents for the Statement of Additional Information may be found on page 30 of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.

--------------------------------------------------------------------------------
VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR FUNDS AND IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUNDS.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
     CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 1997


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 1997

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GLOSSARY OF SPECIAL TERMS.............................................    3
 FEE TABLE.............................................................    5
 ACCUMULATION UNIT VALUES..............................................    7
 SUMMARY...............................................................    8
 PERFORMANCE RELATED INFORMATION.......................................    9
 INTRODUCTION..........................................................   10
 THE CONTRACT..........................................................   10
   Right to Cancel Period..............................................   11
 THE SEPARATE ACCOUNT..................................................   11
 THE FIXED ACCOUNT.....................................................   11
 THE COMPANY...........................................................   12
 THE FUNDS.............................................................   12
 OPERATION OF THE CONTRACT/ACCUMULATION PERIOD.........................   14
   Premium Payments....................................................   14
   Value of Accumulation Units.........................................   14
   Value of the Fixed Account..........................................   14
   Value of the Contract...............................................   15
   Transfers Among Sub-Accounts........................................   15
   Transfers Between the Fixed Account and the Sub-Accounts............   15
   Redemption/Surrender of a Contract..................................   15
 DEATH BENEFIT.........................................................   16
 CHARGES UNDER THE CONTRACT............................................   17
   Contingent Deferred Sales Charges...................................   17
   During the First Seven Contract Years...............................   17
   After the Seventh Contract Year.....................................   17
   Mortality and Expense Risk Charge...................................   18
   Administration and Maintenance Fees.................................   19
   Premium Taxes.......................................................   19
 ANNUITY BENEFITS......................................................   19
   Annuity Options.....................................................   19
   The Annuity Unit and Valuation......................................   20
   Determination of Payment Amount.....................................   20
 FEDERAL TAX CONSIDERATIONS............................................   21
   A. General..........................................................   21
   B. Taxation of Hartford and the Separate Account....................   21
   C. Taxation of Annuities -- General Provisions Affecting Purchasers
      Other Than Qualified Retirement Plans............................   21
   D. Federal Income Tax Withholding...................................   24
   E. General Provisions Affecting Qualified Retirement Plans..........   24
   F. Annuity Purchases by Nonresident Aliens and Foreign
      Corporations.....................................................   24
 GENERAL MATTERS.......................................................   25
   Assignment..........................................................   25
   Modification........................................................   25
   Delay of Payments...................................................   25
   Voting Rights.......................................................   25
   Distribution of the Contracts.......................................   25
   Other Contracts Offered.............................................   26
   Custodian of Separate Account Assets................................   26
   Legal Proceedings...................................................   26
   Legal Counsel.......................................................   26
   Experts.............................................................   26
   Additional Information..............................................   26
 APPENDIX I............................................................   27
 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION..............   30

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.


ANNUAL WITHDRAWAL AMOUNT: The amount which can be withdrawn in any Contract Year prior to incurring surrender charges.


ANNUITANT: The person or Participant upon whose life the Contract is issued.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence. Under a group unallocated Contract, the date for each Participant is determined by the Contract Owner in accordance with the terms of the Plan.

ANNUITY UNIT: An accounting unit of measure used to calculate the value of Annuity payments.

BENEFICIARY: The person(s) who receive Contract Values in the event of the Annuitant's or Contract Owner's death under certain conditions. Under a group unallocated Contract, the person named within the Plan documents/ enrollment forms by each Participant entitled to receive benefits as per the terms of the Contract in case of the death of the Participant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person so designated by the Contract Owner, who upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT OWNER(S): The owner(s) of the Contract, trustee or other entity, sometimes herein referred to as "you".

CONTRACT VALUE: The aggregate value of any Sub-Account Accumulation Units held under the Contract plus the value of the Fixed Account.

CONTRACT YEAR: A period of 12 months commencing with the Contract Date or any anniversary thereof.

DEATH BENEFIT: The amount payable upon the death of a Contract Owner, Annuitant, or Participant, in the case of group Contracts, before annuity payments have started.

FIXED ACCOUNT: Part of the General Account of Hartford to which a Contract Owner may allocate all or a portion of his Premium Payment or Contract Value.


FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.



FUNDS: Currently, the portfolios of Putnam Variable Trust described on page 12 of this Prospectus.



GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of Hartford Life Insurance Company other than those allocated to the separate accounts of Hartford Life Insurance Company.



HARTFORD: Hartford Life Insurance Company.


HOME OFFICE OF THE COMPANY: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut. All correspondence concerning the Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn: Individual Annuity Services.

MAXIMUM ANNIVERSARY VALUE: A value used in determining the death benefit. It is based on a series of calculations of Contract Values on Contract Anniversaries,
premium payments and partial surrenders, as described on page   .

NON-QUALIFIED CONTRACT: A Contract which is not classified as a tax-qualified retirement plan using pre-tax dollars under the Internal Revenue Code.


PARTICIPANT: (For Group Unallocated Contracts Only) Any eligible employee of an employer/Contract Owner participating in the Plan.


PLAN: A voluntary Plan of an Employer which qualifies for special tax treatment under a section of the Internal Revenue Code.

PREMIUM PAYMENT: A payment made to Hartford pursuant to the terms of the Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments or Contract Values.

QUALIFIED CONTRACT: A Contract which qualifies as a tax-qualified retirement plan using pre-tax dollars under the Internal Revenue Code, such as an employer-sponsored Section 401(k) or an Individual Retirement Annuity (IRA).


SEPARATE ACCOUNT: The Hartford separate account entitled "Hartford Life Insurance Company -- Putnam Capital Manager Trust Separate Account".


SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

TERMINATION VALUE: The Contract Value upon termination of the Contract prior to the Annuity Commencement Date, less any applicable Premium Taxes, the Annual Maintenance Fee and any applicable contingent deferred sales charges.


TRUST: Putnam Variable Trust.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

UNALLOCATED CONTRACTS: Contracts issued to employers or such other entities as Contract Owners with no allocation to a specific Participant, as defined herein. The Plans will be responsible for the individual allocations.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FEE TABLE
                                    SUMMARY

                        Contract Owner Transaction Expenses
                               (All Sub-Accounts)

 Sales Load Imposed on Purchases (as a percentage of premium
    payments)......................................................    None
 Exchange Fee......................................................  $    0
 Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1)................................................       6%
     Second Year...................................................       6%
     Third Year....................................................       5%
     Fourth Year...................................................       5%
     Fifth Year....................................................       4%
     Sixth Year....................................................       3%
     Seventh Year..................................................       2%
     Eighth Year...................................................       0%
 Annual Maintenance Fee (2)........................................  $   30
 Annual Expenses-Separate Account (as percentage of average account value)
     Mortality and Expense Risk....................................   1.250%
     Administration Fees...........................................   0.150%
     Total.........................................................   1.400%

------------------------------

(1) Length of time from premium payment.
(2) The Annual Maintenance Fee is a single $30 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to requirements of the 1940 Act, the Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. The Annual Maintenance Fee is deducted only when the accumulated value is less than $50,000. In the Example, the Annual Maintenance Fee is approximated as a 0.08% annual asset charge based on the experience of the Contracts.


                         Annual Fund Operating Expenses
                        (as a percentage of net assets)



                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 Putnam VT Asia Pacific Growth Fund..............    0.80%      0.43%      1.23%
 Putnam VT Diversifed Income Fund................    0.70%      0.13%      0.83%
 Putnam VT Global Asset Allocation Fund..........    0.68%      0.15%      0.83%
 Putnam VT Global Growth Fund....................    0.60%      0.16%      0.76%
 Putnam VT Growth and Income Fund................    0.49%      0.05%      0.54%
 Putnam VT High Yield Fund.......................    0.68%      0.08%      0.76%
 Putnam VT International Growth Fund.............    0.80%      0.18%      0.98%
 Putnam VT International Growth and Income
    Fund.........................................    0.80%      0.17%      0.97%
 Putnam VT International New Opportunities
    Fund.........................................    1.20%      0.19%      1.39%
 Putnam VT Money Market Fund (1).................    0.45%      0.10%      0.55%
 Putnam VT New Opportunities Fund................    0.63%      0.09%      0.72%
 Putnam VT New Value Fund........................    0.70%      0.13%      0.83%
 Putnam VT U.S. Government and High Quality Bond
    Fund.........................................    0.62%      0.07%      0.69%
 Putnam VT Utilities Growth and Income Fund
    (2)..........................................    0.69%      0.09%      0.78%
 Putnam VT Vista Fund............................    0.65%      0.16%      0.81%
 Putnam VT Voyager Fund..........................    0.57%      0.06%      0.63%


------------------------------


(1) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by the Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53%, respectively.


(2) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Investment Management, Inc. ("Putnam Management") under the Management Contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE


                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 PCM Asia Pacific Growth
   Fund.......................    87     134     184      304       27      84     143      304       27      84     144      304
 PCM Diversifed Income Fund...    83     122     163      264       23      71     123      263       23      72     123      264
 PCM Global Asset Allocation
   Fund.......................    83     122     163      264       23      71     123      263       23      72     123      264
 PCM Global Growth Fund.......    83     120     160      257       22      69     119      256       23      70     120      257
 PCM Growth and Income Fund...    80     113     148      233       20      62     108      233       20      63     108      233
 PCM High Yield Fund..........    83     120     160      257       22      69     119      256       23      70     120      257
 PCM International Growth
   Fund.......................    85     127     171      279       24      76     130      279       25      77     131      279
 PCM International Growth and
   Income Fund................    85     126     170      278       24      76     130      278       25      76     130      278
 PCM International New
   Opportunities Fund.........    89     139     192      320       29      89     151      319       29      89     152      320
 PCM Money Market Fund........    80     113     148      232       20      62     107      232       20      63     108      232
 PCM New Opportunities Fund...    82     119     168      252       22      68     117      252       22      69     118      252
 PCM New Value Fund...........    83     122     163      264       23      71     123      263       23      72     123      264
 PCM U.S. Government and High
   Quality
   Bond Fund..................    82     118     156      249       21      67     115      249       22      68     116      249
 PCM Utilities Growth and
   Income Fund................    83     120     161      259       22      70     120      258       23      70     121      259
 PCM Vista Fund...............    83     121     162      262       23      71     122      261       23      71     122      262
 PCM Voyager Fund.............    81     116     153      243       21      65     112      242       21      66     113      243


    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


    The following information, insofar as it relates to the period ended December 31, 1996, has been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Statement of Additional Information, which is incorporated by reference into this Prospectus. PCM International Growth Fund, PCM International Growth and Income Fund, PCM International New Opportunities Fund, PCM New Value Fund, and PCM Vista Fund are Sub-Accounts which were established on January 2, 1997. Therefore, no financial data is shown below.


                                                             1996        1995        1994     1993     1992     1991
                                                            -------     -------     -------  -------  -------  -------
PCM ASIA PACIFIC GROWTH FUND SUB-ACCOUNT (A)
Accumulation unit value at beginning of period............  $10.135     $10,000          --       --       --       --
Accumulation unit value at end of period..................  $10.903     $10.135          --       --       --       --
Number of accumulation units outstanding at end of period
 (in thousands)...........................................    4,437       1,040          --       --       --       --
PCM DIVERSIFIED INCOME FUND SUB-ACCOUNT (B)
Accumulation unit value at beginning of period............  $11.302      $9.622     $10.188  $10.000       --       --
Accumulation unit value at end of period..................  $12.127     $11.302      $9.622  $10.188       --       --
Number of accumulation units outstanding at end of period
 (in thousands)...........................................   20,955      14,967      13,403    4,428       --       --
PCM GLOBAL ASSET ALLOCATION FUND SUB-ACCOUNT (C)
Accumulation unit value at beginning of period............  $20.087     $16.355     $16.988  $14.665  $13.992  $11.922
Accumulation unit value at end of period..................  $22.902     $20.087     $16.355  $16.988  $14.665  $13.992
Number of accumulation units outstanding at end of period
 (in thousands)...........................................   17,521      16,019      16,507   12,914    8,580    5,829
PCM GLOBAL GROWTH FUND SUB-ACCOUNT (D)
Accumulation unit value at beginning of period............  $14.963     $13.119     $13.432  $10.289  $10.472   $9.233
Accumulation unit value at end of period..................  $17.294     $14.963     $13.119  $13.432  $10.289  $10.472
Number of accumulation units outstanding at end of period
 (in thousands)...........................................   36,757      29,701      30,285   17,711    7,638    3,800
PCM GROWTH AND INCOME FUND SUB-ACCOUNT (C)
Accumulation unit value at beginning of period............  $27.201     $20.178     $20.390  $18.096  $16.720  $14.243
Accumulation unit value at end of period..................  $32.703     $27.201     $20.178  $20.390  $18.096  $16.720
Number of accumulation units outstanding at end of period
 (in thousands)...........................................   96,383      76,865      67,016   53,464   32,856   19,420
PCM HIGH YIELD FUND SUB-ACCOUNT (C)
Accumulation unit value at beginning of period............  $20.390     $17.476     $17.890  $15.173  $12.932   $9.055
Accumulation unit value at end of period..................  $22.682     $20.390     $17.476  $17.890  $15.173  $12.932
Number of accumulation units outstanding at end of period
 (in thousands)...........................................   16,479      13,646      11,462   11,174    7,076    3,296
PCM MONEY MARKET FUND SUB-ACCOUNT (C)
Accumulation unit value at beginning of period............   $1.379      $1.325      $1.294   $1.277   $1.250   $1.197
Accumulation unit value at end of period..................   $1.429      $1.379      $1.325   $1.294   $1.277   $1.250
Number of accumulation units outstanding at end of period
 (in thousands)...........................................  140,033     107,934     144,950   86,677   80,182   62,638
PCM NEW OPPORTUNITIES FUND SUB-ACCOUNT (E)
Accumulation unit value at beginning of period............  $15.312     $10.718     $10.000       --       --       --
Accumulation unit value at end of period..................  $16.635     $15.312     $10.718       --       --       --
Number of accumulation units outstanding at end of period
 (in thousands)...........................................   38,289      15,860       3,681       --       --       --
PCM U.S. GOVERNMENT AND HIGH QUALITY BOND FUND SUB-ACCOUNT
 (C)
Accumulation unit value at beginning of period............  $18.448     $15.533     $16.277  $14.833  $13.994  $12.100
Accumulation unit value at end of period..................  $18.631     $18.448     $15.533  $16.277  $14.833  $13.994
Number of accumulation units outstanding at end of period
 (in thousands............................................   29,395      30,489      33,516   37,806   27,611   16,368
PCM UTILITIES GROWTH AND INCOME FUND SUB-ACCOUNT (F)
Accumulation unit value at beginning of period............  $14.075     $10.889     $11.876  $10.618  $10.000       --
Accumulation unit value at end of period..................  $16.072     $14.075     $10.889  $11.876  $10.618       --
Number of accumulation units outstanding at end of period
 (in thousands)...........................................   23,096      22,892      23,090   26,176    5,956       --
PCM VOYAGER FUND SUB-ACCOUNT (C)
Accumulation unit value at beginning of period............  $32.520     $23.445     $23.530  $20.102  $18.472  $12.822
Accumulation unit value at end of period..................  $36.228     $32.520     $23.445  $23.530  $20.102  $18.472
Number of accumulation units outstanding at end of period
 (in thousands)...........................................   45,912      36,379      29,315   21,915   14,667    8,419

                                                                1990     1989     1988
                                                               -------  -------  -------
PCM ASIA PACIFIC GROWTH FUND SUB-ACCOUNT (A)
Accumulation unit value at beginning of period............          --       --       --
Accumulation unit value at end of period..................          --       --       --
Number of accumulation units outstanding at end of period
 (in thousands)...........................................          --       --       --
PCM DIVERSIFIED INCOME FUND SUB-ACCOUNT (B)
Accumulation unit value at beginning of period............          --       --       --
Accumulation unit value at end of period..................          --       --       --
Number of accumulation units outstanding at end of period
 (in thousands)...........................................          --       --       --
PCM GLOBAL ASSET ALLOCATION FUND SUB-ACCOUNT (C)
Accumulation unit value at beginning of period............     $12.068  $10.545  $10.000
Accumulation unit value at end of period..................     $11.922  $12.068  $10.545
Number of accumulation units outstanding at end of period
 (in thousands)...........................................       4,300    3,293    2,274
PCM GLOBAL GROWTH FUND SUB-ACCOUNT (D)
Accumulation unit value at beginning of period............     $10.000       --       --
Accumulation unit value at end of period..................      $9.233       --       --
Number of accumulation units outstanding at end of period
 (in thousands)...........................................       1,405       --       --
PCM GROWTH AND INCOME FUND SUB-ACCOUNT (C)
Accumulation unit value at beginning of period............     $14.166  $11.848  $10.000
Accumulation unit value at end of period..................     $14.243  $14.166  $11.848
Number of accumulation units outstanding at end of period
 (in thousands)...........................................      10,888    7,037    2,187
PCM HIGH YIELD FUND SUB-ACCOUNT (C)
Accumulation unit value at beginning of period............     $10.200  $10.624  $10.000
Accumulation unit value at end of period..................      $9.055  $10.200  $10.624
Number of accumulation units outstanding at end of period
 (in thousands)...........................................       2,072    2,680    1,822
PCM MONEY MARKET FUND SUB-ACCOUNT (C)
Accumulation unit value at beginning of period............      $1.124    1.045   $1.000
Accumulation unit value at end of period..................      $1.197   $1.124   $1.045
Number of accumulation units outstanding at end of period
 (in thousands)...........................................      64,849   21,986   13,212
PCM NEW OPPORTUNITIES FUND SUB-ACCOUNT (E)
Accumulation unit value at beginning of period............          --       --       --
Accumulation unit value at end of period..................          --       --       --
Number of accumulation units outstanding at end of period
 (in thousands)...........................................          --       --       --
PCM U.S. GOVERNMENT AND HIGH QUALITY BOND FUND SUB-ACCOUNT
 (C)
Accumulation unit value at beginning of period............     $11.414  $10.150  $10.000
Accumulation unit value at end of period..................     $12.100  $11.414  $10.150
Number of accumulation units outstanding at end of period
 (in thousands............................................       8,107    5,399    2,786
PCM UTILITIES GROWTH AND INCOME FUND SUB-ACCOUNT (F)
Accumulation unit value at beginning of period............          --       --       --
Accumulation unit value at end of period..................          --       --       --
Number of accumulation units outstanding at end of period
 (in thousands)...........................................          --       --       --
PCM VOYAGER FUND SUB-ACCOUNT (C)
Accumulation unit value at beginning of period............     $13.272   10.170  $10.000
Accumulation unit value at end of period..................     $12.822   13.272  $10.170
Number of accumulation units outstanding at end of period
 (in thousands)...........................................       3,714    2,968      762



(a) Inception date May 1, 1995.



(b) Inception date September 15, 1993.



(c) Inception date February 1, 1988.



(d) Inception date May 1, 1990.



(e) Inception date May 2, 1994.



(f) Inception date May 4, 1992.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

-------------------------------------------
                                    SUMMARY

WHAT IS THE CONTRACT AND HOW MAY I PURCHASE ONE?


    The Contract offered is a tax deferred Variable Annuity Contract (see "Taxation of Annuities in General," page 21). Generally, the Contract is purchased by completing an application or an order to purchase a Contract and submitting it, along with the initial Premium Payments, to Hartford for its approval. The minimum initial Premium Payment is $1,000 with a minimum allocation to any Fund of $500. Certain plans may make smaller initial and subsequent periodic premium payments. Subsequent Premium Payments, if made, must be a minimum of $500. Generally, a Contract Owner may exercise his right to cancel the Contract within 10 days of delivery of the Contract by returning the Contract to Hartford at its Home Office. If the Contract Owner exercises his right to cancel, Hartford will return either the Contract Value or the original Premium Payments to the Contract Owner. The duration of the right to cancel period and Hartford's obligation to either return the Contract Value or the original Premium will depend on state law. (See "Right to Cancel Period," page 11.)


WHO MAY PURCHASE THE CONTRACT?


    Any individual, group or trust may purchase the Contract, including any trustee or custodian for a retirement plan which qualifies for special federal tax treatment under the Internal Revenue Code, including individual retirement annuities. (See "Federal Tax Considerations" commencing on page 21 and Appendix I commencing on page 27.)


WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?


    The underlying investments for the Contract are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("the Funds") as follows: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, and such other Funds as shall be offered from time to time, and the Fixed Account, or a combination of the Funds and the Fixed Account. (See "The Funds" commencing on page 12 and "The Fixed Account" commencing on page 11.)


WHAT ARE THE CHARGES UNDER THE CONTRACTS?

 SALES EXPENSES

    There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. (See "Contingent Deferred Sales Charges" commencing on page 17.) The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. For this purpose, Premium Payments will be deemed to be surrendered in the order in which they are received and all surrenders will be first from Premium Payments and then from other Contract values. The charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made). The charge is as follows:

   CHARGE
-------------   LENGTH OF TIME FROM
                  PREMIUM PAYMENT
               ----------------------
                 (NUMBER OF YEARS)
         6%    1
         6%    2
         5%    3
         5%    4
         4%    5
         3%    6
         2%    7
         0%    8 or more

    No contingent deferred sales charge will be assessed in the event of death of the Annuitant or Contract Owner, or upon the exercise of the withdrawal privilege or if Contract Values are applied to an Annuity option provided for under the Contract (except that a surrender out of Annuity Option Four will be subject to a contingent deferred sales charge where applicable). (See "Contingent Deferred Sales Charges" commencing on page 17.)

 FREE WITHDRAWAL PRIVILEGE

    Withdrawals of up to 10% per Contract Year, on a noncumulative basis, of the Premium Payments made to a Contract may be made without the imposition of the contingent deferred sales charge during the first seven Contract years. (See "Contingent Deferred Sales Charges" commencing on page 17.) Certain plans or programs may have different withdrawal privileges.

 MORTALITY AND EXPENSE RISKS


    For assuming the mortality and expense risks under the Contract, Hartford will impose a 1.25% per annum charge against all Contract Values held in the Sub-Accounts. (See "Mortality and Expense Risk Charge," page 18.)


 ANNUAL ADMINISTRATION AND MAINTENANCE FEE

    The Contract provides for administration and Contract maintenance charges. For administration, the charge is .15% per annum against all Contract Values held in the Separate Account. For Contract maintenance, the charge is

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

$30 annually. (See "Administration and Maintenance Fees," page 19.) Contracts with a Contract Value of $50,000 or more at time of Contract Anniversary will not be assessed this charge.

 PREMIUM TAXES

    A deduction will be made for Premium Taxes for Contracts sold in certain states. (See "Premium Taxes," page 19.)

 CHARGES BY THE FUNDS


    The Funds are subject to certain fees, charges and expenses. (See the prospectus for the Trust accompanying this Prospectus.)


CAN I GET MY MONEY IF I NEED IT?


    Subject to any applicable charges, the Contract may be surrendered, or portions of the value of such Contract may be withdrawn, at any time prior to the Annuity Commencement Date. However, if less than $500 remains in a Contract as a result of a withdrawal, Hartford may terminate the Contract in its entirety. (See "Redemption/Surrender of a Contract," page 15.)


DOES THE CONTRACT PAY ANY DEATH BENEFITS?

    A Death Benefit is provided in the event of death of the Annuitant or Contract Owner or Joint Contract Owner before Annuity payments have commenced. (See "Death Benefit," page 16.)

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACT?

    There are five available Annuity options under the Contract which are described on page 19. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday except in certain states where the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday. If a Contract Owner does not elect otherwise, the Contract Value less applicable premium taxes will be applied on the Annuity Commencement Date under the second option to provide a life annuity with 120 monthly payments certain.

DOES THE CONTRACT OWNER HAVE ANY VOTING RIGHTS UNDER THE CONTRACT?


    Contract Owners will have the right to vote on matters affecting an underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interests in the same proportion as shares of the Fund for which instructions have been received by Hartford. (See "Voting Rights," page 25.)


---------------------------------------------------
                              PERFORMANCE RELATED
                                  INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


    PCM Asia Pacific Growth Fund, PCM Diversified Income Fund, PCM Global Asset Allocation Fund, PCM Global Growth Fund, PCM Growth and Income Fund, PCM High Yield Fund, PCM International Growth Fund, PCM International Growth and Income Fund, PCM International New Opportunities Fund, PCM Money Market Fund, PCM New Opportunities Fund, PCM New Value Fund, PCM U.S. Government and High Quality Bond Fund, PCM Utilities Growth and Income Fund, PCM Vista Fund, and PCM Voyager Fund Sub-Accounts may include total return in advertisements or other sales material.


    When a Sub-Account advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).


    PCM Diversified Income Fund, PCM Growth and Income Fund, PCM International Growth and Income Fund, PCM High Yield Fund, and PCM U.S. Government and High Quality Bond Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.



    PCM Money Market Fund Sub-Account may advertise yield and effective yield. The yield is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    Total return at the Separate Account level includes all Contract charges: sales charges, mortality and expense risk charges, and the Annual Maintenance Fee, and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.


    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.


---------------------------------------------------
                                  INTRODUCTION


    This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing a tax deferred Variable Annuity Contract offered by Hartford and funded by the Fixed Account and/or a series of the Separate Account. Please read the Glossary of Special Terms on pages and prior to reading this Prospectus to familiarize yourself with the terms being used.


---------------------------------------------------
                                  THE CONTRACT

    The Putnam Capital Manager Plan is a tax deferred Variable Annuity Contract. Payments for the Contract will be held in the Fixed Account and/or a series of the Separate Account. Initially there are no deductions from your Premium Payments (except for Premium Taxes, if applicable) so your entire Premium Payment is put to work in the investment Sub-Account(s) of your choice or the Fixed Account. Each Sub-Account invests in a different underlying Fund with its own distinct investment objectives. You pick the Sub-Account(s) with the investment objectives that meet your needs. You may select one or more Sub-Accounts and/ or the Fixed Account and determine the percentage of your Premium Payment that is put into a Sub-Account or the Fixed Account. You may also transfer assets among the Sub-Accounts and the Fixed Account so that your investment program meets your specific needs over time. There are minimum requirements for investing in each Sub-Account and the Fixed Account which are described later in this Prospectus. In addition, there are certain other limitations on withdrawals and transfers of amounts in the Sub-Accounts and the Fixed Account as described in this Prospectus. See "Charges Under the Contract" for a description of the charges for redeeming a Contract and other charges made under the Contract.


    Generally, the Contract contains the five optional forms of Annuity described later in this Prospectus. Options 2, 4, and 5 are available with respect to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford.


    The Contract Owner may select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday except in certain states where the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday.

    The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which payments are scheduled to begin. If you do not elect otherwise, payments will begin at the Annuitant's age 90 under Option 2 with 120 monthly payments certain (Option 1 for Contracts issued in Texas).

    When an Annuity is effected under a Contract, unless otherwise specified, Contract Values held in the Sub-Accounts will be applied to provide a Variable Annuity based on the pro rata amount in the various Sub-Accounts. Fixed Account Contract Values will be applied to provide a Fixed Annuity. Variable Annuity payments will vary in accordance with the investment performance of the Sub-Accounts you have selected. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three (3) months. Any Fixed Annuity allocation may not be changed.

    The Contract offered under this Prospectus may be purchased by any individual ("Non-Qualified Contract") or by an individual, trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Internal Revenue Code; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Internal Revenue Code; Individual Retirement Annuities adopted according to Section 408 of the Internal Revenue Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code ("Qualified Contracts").

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


    The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the premium payment. This additional percentage of premium payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford and Putnam Management; and (2) employees and registered representatives (and their families) of registered broker-dealers (or financial institutions affiliated therewith) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


---------------------------------------------------
                             RIGHT TO CANCEL PERIOD


    If you are not satisfied with your purchase you may surrender the Contract by returning it within ten days (or longer in some states) after you receive it. A written request for cancellation must accompany the Contract. In such event, Hartford will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the Contract Value on the date of receipt of the request for cancellation. You bear the investment risk during the period prior to the Company's receipt of request for cancellation. Hartford will refund the premium paid only for individual retirement annuities (if returned within seven days of receipt) and in those states where required by law.


---------------------------------------------------
                              THE SEPARATE ACCOUNT


    The Separate Account was established on June 22, 1987, in accordance with authorization by the Board of Directors of Hartford. It is the Separate Account in which Hartford sets aside and invests the assets attributable to variable annuity Contracts, including the Contracts sold under this Prospectus. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve supervision by the Commission of the management or the investment practices or policies of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law.



    Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contracts, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. So Contract Values allocated to the Sub-Accounts will not be affected by the rate of return of Hartford's General Account, nor by the investment performance of any of Hartford's other separate accounts. However, the obligations arising under the Contracts are general obligations of Hartford.


    Your investment in the Separate Account is allocated to one or more Sub-Accounts as per your specifications. Each Sub-Account is invested exclusively in the shares of one underlying Fund. Net Premium Payments and proceeds of transfers between Funds are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Funds are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and the market value of the portfolios of the underlying Fund(s). During the Variable Annuity payout period, both your Annuity payments and reserve values will vary in accordance with these factors.


    Hartford does not guarantee the investment results of the Funds or any of the underlying investments. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the Variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each underlying Fund has different investment objectives and policies, each is subject to different risks. These risks are more fully described in the accompanying Trust prospectus.



    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur only if shares of the Fund(s) become unavailable or if there are changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Commission.


    The Separate Account may be subject to liabilities arising from a Series of the Separate Account whose assets are attributable to other variable annuity Contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

---------------------------------------------------
                               THE FIXED ACCOUNT

    THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT").

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


    Premium Payments and Contract Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing investments of Insurance Company General Accounts.



    Currently, Hartford guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. However, Hartford reserves the right to change the rate according to state insurance law. Hartford may credit interest at a rate in excess of 3% per year; however, Hartford is not obligated to credit any interest in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that the Company may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.


---------------------------------------------------
                                  THE COMPANY


    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


---------------------------------------------------
                                   THE FUNDS


    The underlying investments for the Contracts are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional funds with differing investment objectives. The Funds may not be available in all states.



 PUTNAM VT ASIA PACIFIC GROWTH FUND



    Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.



 PUTNAM VT DIVERSIFIED INCOME FUND



    Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in what are commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.



 PUTNAM VT GLOBAL ASSET ALLOCATION FUND


    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.


 PUTNAM VT GLOBAL GROWTH FUND



    Seeks capital appreciation through a globally diversified portfolio of common stocks.



 PUTNAM VT GROWTH AND INCOME FUND


    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------


 PUTNAM VT HIGH YIELD FUND



    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.



 PUTNAM VT INTERNATIONAL GROWTH FUND



    Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.



 PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND



    Seeks capital growth, and a secondary objective if high current income, by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.



 PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND



    Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, covertible bonds and other equity securities principally traded in securities markets outside the United States.



 PUTNAM VT MONEY MARKET FUND



    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.



 PUTNAM VT NEW OPPORTUNITIES FUND


    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.


 PUTNAM VT NEW VALUE FUND



    Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.



 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND



    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Services, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.



 PUTNAM VT UTILITIES GROWTH AND INCOME FUND



    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.



 PUTNAM VT VISTA FUND



    Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.



 PUTNAM VT VOYAGER FUND



    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



    Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



    The Funds are available only to serve as the underlying investment for variable annuity and variable life Contracts. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation are contained in the accompanying Trust prospectus which should be read in conjunction with this Prospectus before investing, and in the Trust's Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance Policy Owners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such Contract Owners and Policy Owners and to determine what action, if any, should be taken in response thereto. If the Board of Trustees of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant upon establishment of such separate funds.



    Putnam Management, One Post Office Square, Boston, MA, 02109, serves as the investment manager for the Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



    Subject to the general oversight of the Trustees of the Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Trust prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


---------------------------------------------------
                           OPERATION OF THE CONTRACT/
                              ACCUMULATION PERIOD

--------------------------------PREMIUM PAYMENTS


    The balance of each initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment by Hartford at its Home Office, P.O. Box 5085, Hartford, CT 06102-5085. It will be credited to the Sub-Account(s) and/ or the Fixed Account in accordance with your election. If the application or other information is incomplete when received, the balance of each initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Account within five business days of receipt or the entire Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned.


    Subsequent Premium Payments are priced on the Valuation Day received by Hartford in its Home Office or other designated administrative office.

    The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Premium Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.

    The minimum initial Premium Payment is $1,000. Subsequent Premium Payments, if made, must be a minimum of $500. Certain plans may make smaller initial and subsequent periodic payments. Each Premium Payment may be split among the various Sub-Accounts and the Fixed Account subject to minimum amounts then in effect.

---------------------------------------------------
                          VALUE OF ACCUMULATION UNITS


    The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. You should refer to the Trust prospectus which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit value is affected by the performance of the underlying Fund(s), expenses and deduction of the charges described in this Prospectus.



    The shares of the Fund are valued at net asset value on each Valuation Day. A description of the valuation methods used in valuing Fund shares may be found in the accompanying Trust prospectus.


---------------------------------------------------
                           VALUE OF THE FIXED ACCOUNT


    Hartford will determine the value of the Fixed Account by crediting interest to amounts allocated to the Fixed Account. The minimum Fixed Account interest rate is 3%, compounded annually. Hartford may credit a lower

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


minimum interest rate according to state law. Hartford also may credit interest at rates greater than the minimum Fixed Account interest rate.


---------------------------------------------------
                             VALUE OF THE CONTRACT

    The value of the Sub-Account investments under your Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account. The value of the Fixed Account under your Contract will be the amount allocated to the Fixed Account plus interest credited. You will be advised at least semi-annually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, the Fixed Account Value, and the total value of your Contract.

---------------------------------------------------
                          TRANSFERS AMONG SUB-ACCOUNTS


    You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by calling (800) 521-0538. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities.



    The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.



    Hartford may permit the Contract Owner to preauthorize transfers among Sub-Accounts and between the Sub-Accounts and the Fixed Account under certain circumstances. Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is presently required in any Sub-Account.



    The right to reallocate Contract Values between the Sub-Accounts is subject to modification if Hartford determines, in its sole discretion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners.


---------------------------------------------------
                          TRANSFERS BETWEEN THE FIXED
                          ACCOUNT AND THE SUB-ACCOUNTS


    Subject to the restrictions set forth above, transfers from the Fixed Account into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Account during any Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If Hartford permits preauthorized transfers from the Fixed Account to the Sub-Accounts, this restriction is inapplicable. However, if any interest rate is renewed at a rate at least one percentage point less than the previous rate, the Contract Owner may elect to transfer up to 100% of the funds receiving the reduced rate within sixty days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Account for the six-month period following any transfer from the Fixed Account into one or more of the Sub-Accounts. Hartford reserves the right to modify the limitations on transfers from the Fixed Account and to defer transfers from the Fixed Account for up to six months from the date of request.


---------------------------------------------------
                       REDEMPTION/SURRENDER OF A CONTRACT

    At any time prior to the Annuity Commencement Date, you have the right, subject to any IRS provisions applicable thereto, to surrender the value of the Contract in whole or in part. Under any of the Annuity options excluding Options 4 and 5, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Option 5 at any time and contingent deferred sales charges will not be applied.

    FULL SURRENDERS. At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Option 4), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement. The Termination Value of the Contract is equal to the Contract

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Value less any applicable Premium Taxes, the Annual Maintenance Fee, if applicable, and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.


    PARTIAL SURRENDERS. The Contract Owner may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date so long as the amount surrendered is at least equal to the minimum amount rules then in effect. Additionally, if the remaining Contract Value following a surrender is less than $500 (and, for Texas Contracts, there were no Premium Payments made during the preceding two Contract Years), Hartford may terminate the Contract and pay the Termination Value.



    Certain plans or programs may have different withdrawal privileges. Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect.



    THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/ EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP.


    DISTRIBUTIONS DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.


    HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.


    ANY SUCH FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE 21.)


    Payment on any request for a full or partial surrender from the Sub-Accounts and/or the Fixed Account will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford at its Home Office, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085. Hartford may defer payment of any amounts from the Fixed Account for up to six months from the date of the request for surrender. If Hartford defers payment for more than 30 days, Hartford will pay interest of at least 3% per annum on the amount deferred. In requesting a partial withdrawal you should specify the Fixed Account and/or the Sub-Account(s) from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Account and each Sub-Account under a Contract. Within this context, the contingent deferred sales charges are taken from the Premium Payments in the order in which they were received, from the earliest Premium Payments to the latest Premium Payments. (See "Contingent Deferred Sales Charges," page 17.)


---------------------------------------------------
                                 DEATH BENEFIT


    The Contracts provide that in the event the Annuitant dies before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and either (a) there is no designated Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or (c) if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary as determined under the Contract Control Provisions, will receive the Death Benefit as determined on the date of receipt of due proof of death by Hartford in its Home Office. With regard to Joint Contract Owners, at the first death of a Joint Contract Owner prior to the Annuity Commencement Date, the Beneficiary will be the surviving Contract Owner notwithstanding that the beneficiary designation may be different.



    GUARANTEED DEATH BENEFIT -- If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant surviving, or if the Contract Owner dies before the Annuity Commencement Date, the Beneficiary will receive the greatest of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or (c) the Maximum Anniversary Value immediately preceding the date of death. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from the following:



    As of the date of receipt of due proof of death, the Company will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial surrenders since that anniversary.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------


    If the Annuitant or Contract Owner, as applicable, dies after the Annuity Commencement Date, then the Death Benefit will equal the present value of any remaining payments under the elected Annuity Option.



    PAYMENT OF DEATH BENEFIT -- Death Benefit proceeds will remain invested in the Separate Account in accordance with the allocation instructions given by the Contract Owner until the proceeds are paid or Hartford receives new instructions from the Beneficiary. The Death Benefit may be taken in one sum, payable within 7 days after the date Due Proof of Death is received, or under any of the settlement options then being offered by Hartford provided, however, that: (a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after the death of the Contract Owner, and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. However, in the event of the Contract Owner's death where the sole Beneficiary is the spouse of the Contract Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract Owner. The Contract Value and the Maximum Anniversary Value of the Contract will be unaffected by treating the spouse as the Contract Owner.


    If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.

    There may be postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


    GROUP UNALLOCATED CONTRACTS -- For Group Unallocated Contracts Hartford requires that detailed accounting of cumulative purchase payments, cumulative gross surrenders, and current Contract Value attached to each Plan Participant be submitted on an annual basis by the Contract Owner. Failure to submit accurate data satisfactory to Hartford will give Hartford the right to terminate this extension of benefits.


---------------------------------------------------
                           CHARGES UNDER THE CONTRACT

--------------------------------
                       CONTINGENT DEFERRED SALES CHARGES

    There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered.

    The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. Premium payments will be deemed to be surrendered in the order in which they were received.


    A Contract Owner who chooses to surrender a Contract in full who has not yet withdrawn the Annual Withdrawal Amount during the current Contract Year (as described at page 18 below) may, depending upon the amount of investment gain experienced under the Contract, reduce the amount of any contingent deferred sales charge paid by first withdrawing the Annual Withdrawal Amount and then requesting a full surrender of the Contract. Currently, regardless of whether a Contract Owner first requests a partial withdrawal of the Annual Withdrawal Amount, upon receiving a request for a full surrender of a Contract, Hartford assesses any applicable contingent deferred sales charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments under the Contract not previously withdrawn; and (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Annual Maintenance Fee.



---------------------------------------------------

                     DURING THE FIRST SEVEN CONTRACT YEARS

    During the first seven Contract years, all surrenders will be first from Premium Payments and then from other Contract Values. If an amount equal to all premium payments has been surrendered, a contingent deferred sales charge will not be assessed against the surrender of the remaining Contract Value.

---------------------------------------------------
                        AFTER THE SEVENTH CONTRACT YEAR

    After the seventh Contract year, all surrenders will first be from earnings and then from premium payments. A contingent deferred sales charge will not be assessed against the surrender of earnings. If an amount equal to all earnings has been surrendered, a contingent deferred sales charge will not be assessed against premium payments received more than seven years prior to surrender, but will

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

be assessed against premium payments received less than seven years prior to surrender.

    The charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:

   CHARGE
-------------   LENGTH OF TIME FROM
                  PREMIUM PAYMENT
               ----------------------
                 (NUMBER OF YEARS)
         6%                    1
         6%                    2
         5%                    3
         5%                    4
         4%                    5
         3%                    6
         2%                    7
         0%            8 or more


    The contingent deferred sales charges are used to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. To the extent that these charges do not cover such distribution expenses, the expenses will be borne by Hartford from its general assets, including surplus. The surplus might include profits resulting from unused mortality and expense risk charges.



    During the first seven Contract Years, on a non-cumulative basis, a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments made to the Contract (as determined on the date of the requested withdrawal) without the application of the contingent deferred sales charge. After the seventh Contract year, the Contract Owner may make a partial surrender of 10% of premium payments made during the seven years prior to the surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the surrender. The amount which can be withdrawn in any Contract Year prior to incurring surrender charges is the "Annual Withdrawal Amount." An Extended Withdrawal Privilege rider allows an Annuitant who attains age 70 1/2 under a Qualified Plan to withdraw an amount in excess of the Annual Withdrawal Amount to comply with IRS minimum distribution rules.



    The contingent deferred sales charges which cover expenses relating to the sale and distribution of the Contracts may be reduced for certain sales of the Contracts under circumstances which may result in savings of such sales and distribution expenses. Therefore, the contingent deferred sales charges may be reduced if the Contracts are sold to certain employee and professional groups. In addition, there may be other circumstances of which Hartford is not presently aware which could result in reduced sales or distribution expenses. Reductions in these charges will not be unfairly discriminatory against any Contract Owner.



    Hartford may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the contingent deferred sales charges, the mortality and expense risk charge and the maintenance fee for certain sales under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.


---------------------------------------------------
                       MORTALITY AND EXPENSE RISK CHARGE


    Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.



    For assuming these risks under the Contracts, Hartford will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract, including the payout period, (estimated at .90% for mortality and .35% for expense).



    The mortality undertaking provided by Hartford under the Contracts, assuming the selection of one of the forms of life Annuities, is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Hartford also assumes the liability for payment of a minimum Death Benefit under the Contract.



    The mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its Contract obligations. Hartford will bear the loss in such a situation. Also, in the event of the death of an Annuitant or Contract Owner before the commencement of Annuity payments, whichever is earlier, Hartford can, in periods of declining value, experience a loss resulting from the assumption of the mortality risk relative to the minimum Death Benefit.



    In providing an expense undertaking, Hartford assumes the risk that the contingent deferred sales charges and the Administration and Maintenance Fees for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

-------------------------------------------
                      ADMINISTRATION AND MAINTENANCE FEES


    Hartford will deduct certain fees from Contract Values to reimburse it for expenses relating to the administration and maintenance of the Contract and the Fixed Account. For Contract maintenance, Hartford will deduct an Annual Maintenance Fee of $30 on each Contract Anniversary on or before the Annuity Commencement Date. The deduction will be made pro rata according to the value in each Sub-Account and the Fixed Account under a Contract. If during a Contract Year the Contract is surrendered for its full value, Hartford will deduct the Annual Maintenance Fee at the time of such surrender. For administration, Hartford makes a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.


    The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.


    You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.


---------------------------------------------------
                                 PREMIUM TAXES


    A deduction is also made for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time Hartford pays such taxes to the applicable taxing authorities, at the time the Contract is surrendered, or at the time the Contract annuitizes.


---------------------------------------------------
                                ANNUITY BENEFITS

    You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday (85th birthday in some states, 100th birthday if sold as a Charitable Remainder Trust). The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three (3) months. Any Fixed Annuity allocation may not be changed.

---------------------------------------------------
                                ANNUITY OPTIONS


    The Contract contains the five optional Annuity forms described below. Options 2, 4, and 5 are available to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Option 2 with 120 monthly payments certain. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, payments will begin automatically at the Annuitant's age 90 under Option 1 to provide a life Annuity.


    Under any of the Annuity options excluding Options 4 and 5, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Option 5 at any time and contingent deferred sales charges will not be applied.

    OPTION 1 -- Life Annuity

    A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment preceding the death of the Annuitant. This options offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.

    OPTION 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain


    This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.

    OPTION 3 -- Joint and Last Survivor Annuity


    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.


    It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

    OPTION 4 -- Payments for a Designated Period


    An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the Contract and receive, within seven days, the Termination Value of the Contract as determined by Hartford.



    In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.


    Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Contracts thus provide no real benefit to a Contract Owner.


    OPTION 5 -- Death Benefit Remaining with Hartford



    Proceeds from the Death Benefit may be left with Hartford for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. These proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Hartford, minus any withdrawals.



    Hartford may offer other annuity options from time to time.


---------------------------------------------------
                         THE ANNUITY UNIT AND VALUATION


    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (See "Value of Accumulation Units" commencing on page 14) for the day for which the Annuity Unit value is being calculated and (2) a factor to neutralize the assumed investment rate of 5.00% per annum discussed below.


---------------------------------------------------
                        DETERMINATION OF PAYMENT AMOUNT

    When Annuity payments are to commence, the value of the Contract is determined as the sum of the value of the Fixed Account no earlier than the close of business on the fifth Valuation Day preceding the date the first Annuity payment is due plus the product of the value of the Accumulation Unit of each Sub-Account on that same day, and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Annuity selected. The Contract contains Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 3% per annum for the Fixed Annuity and 5% per annum for the Variable Annuity.

    The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.


    Fixed Annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Annuity tables in the Contract. The Annuity payment will remain level for the duration of the Annuity.


    The amount of the first monthly Variable Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

number of Annuity Units by the then current Annuity Unit value.

    THE A.I.R. ASSUMED IN THE MORTALITY TABLES WOULD PRODUCE LEVEL VARIABLE ANNUITY PAYMENTS IF THE INVESTMENT RATE REMAINED CONSTANT. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

    The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.

---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS


    What are some of the federal tax consequences which affect these Contracts?


---------------------------------------------------
  A. GENERAL


    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.



    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in Appendix I, commencing on page 27, is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.



---------------------------------------------------

  B. TAXATION OF HARTFORD
     AND THE SEPARATE ACCOUNT


    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units" commencing
on page   ). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

---------------------------------------------------
  C. TAXATION OF ANNUITIES -- GENERAL
     PROVISIONS AFFECTING PURCHASERS OTHER
     THAN QUALIFIED RETIREMENT PLANS


    Section 72 of the Code governs the taxation of annuities in general.


 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.


    Section 72 contains provisions for Contract Owners which are non-natural persons. Non-natural persons include corporations, trusts, and partnerships. The annual net increase in the value of the Contract is currently includable in the gross income of a non-natural person unless the non-natural person holds the Contract as an agent for a natural person. There is an exception from current inclusion for certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated qualified retirement plan and certain immediate annuities. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.


    If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions which are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

    A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

    The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

   A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."


iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c., below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."


iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

    Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

 C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.


    Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.


 D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

 E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.


    If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.


 F. REQUIRED DISTRIBUTIONS

i.  Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.

iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above.

 3. DIVERSIFICATION REQUIREMENTS.

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.


---------------------------------------------------
  D. FEDERAL INCOME TAX WITHHOLDING


    The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:


 1. NON-PERIODIC DISTRIBUTIONS.


    The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.


 2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR).


    The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.


---------------------------------------------------
  E. GENERAL PROVISIONS AFFECTING
     QUALIFIED RETIREMENT PLANS

    The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I commencing on page 27 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

---------------------------------------------------
  F. ANNUITY PURCHASES BY NONRESIDENT
    ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity purchase.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

---------------------------------------------------
                                GENERAL MATTERS

--------------------------------   ASSIGNMENT

    Ownership of a Contract described herein is generally assignable. However, if the Contracts are issued pursuant to some form of qualified retirement plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the assignment proceeds to income taxes and certain penalty taxes. (See "Taxation of Annuities in General
-- Non-Tax Qualified Purchasers," page   .)

---------------------------------------------------
                                  MODIFICATION


    Hartford reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


---------------------------------------------------
                               DELAY OF PAYMENTS

    There may be postponement of a surrender payment or death benefit whenever
(a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable.

---------------------------------------------------
                                 VOTING RIGHTS


    Hartford is the legal owner of all Fund shares held in the Separate Account. As the owner, Hartford has the right to vote at the Funds' shareholder meetings. However, to the extent required by federal securities laws or regulations, Hartford will:


1. Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner, and

2. Vote shares attributable to a Contract for which no voting instructions are received in the same proportion as shares for which instructions are received.


    If any federal securities laws or regulations, or their present interpretation change to permit Hartford to vote Fund shares in its own right, Hartford may elect to do so.



    Hartford will notify you of any Fund shareholders' meeting if the shares held for your account may be voted at such meetings. Hartford will also send proxy materials and a form of instruction by means of which you can instruct Hartford with respect to the voting of the Fund shares held for your account.



    In connection with the voting of Fund shares held by it, Hartford will arrange for the handling and tallying of voting instructions received from Contract Owners. Hartford, as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund in the same proportion as shares of that Fund for which instructions have been received. During the Annuity period under a Contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.


---------------------------------------------------
                         DISTRIBUTION OF THE CONTRACTS


    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.



    The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.


    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.


    Commissions will be paid by Hartford and will not be more than 6% of Premium Payments.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


---------------------------------------------------
                            OTHER CONTRACTS OFFERED

    In addition to the Contracts described in this Prospectus, it is contemplated that other forms of group or individual Variable Annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Account.

---------------------------------------------------
                      CUSTODIAN OF SEPARATE ACCOUNT ASSETS


    The assets of the Separate Account are held by Hartford under a safekeeping arrangement.


---------------------------------------------------
                               LEGAL PROCEEDINGS


    There are no material legal proceedings pending to which the Separate Account is a party.


---------------------------------------------------
                                 LEGAL COUNSEL


    Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, General Counsel and Secretary, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, Connecticut 06104-2999.


---------------------------------------------------
                                    EXPERTS


    The audited consolidated financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


---------------------------------------------------
                             ADDITIONAL INFORMATION

    Inquiries will be answered by calling your representative or by writing:

    Hartford Life Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085
    Telephone: (800) 521-0538

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   APPENDIX I
                   INFORMATION REGARDING TAX-QUALIFIED PLANS


The tax rules applicable to tax qualified contract owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, to distributions in excess of specified limits, distributions which do not satisfy certain requirements and certain other transactions with respect to qualified plans. Accordingly, this summary provides only general information about the tax rules associated with use of the Contract by a qualified plan. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits are controlled by the terms and conditions of the plan regardless of the terms and conditions of the Contract. Some qualified plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.


---------------------------------------------------
  A. QUALIFIED PENSION PLANS

    Provisions of the Code permit eligible employers to establish pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Corporate employers intending to use these contracts in connection with such plans should seek competent advice.

---------------------------------------------------
  B. TAX SHELTERED ANNUITIES UNDER
     SECTION 403(B)

    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $9,500 or 20% of the employees "includable compensation" for his most recent full year of employment, subject to other adjustments. Special provisions may allow some employees to elect a different overall limitation.

    Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:

    (1) after the participating employee attains age 59 1/2;

    (2) upon separation from service;


    (3) upon death or disability; or


    (4) in the case of hardship.

    The above restrictions apply to distributions of employee contributions made after December 31, 1988, earnings on those contributions, and earnings on amounts attributable to employee contributions held as of December 31, 1988. They do not apply to distributions of any employer or other after-tax contributions, employee contributions made on or before December 31, 1988, and earnings credited to employee contributions before December 31, 1988.

---------------------------------------------------
  C. DEFERRED COMPENSATION PLANS UNDER
     SECTION 457


    Employees and independent contractors performing services for such employers may contribute on a before tax basis to the Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code.
Section 457 places limitations on contributions to Deferred Compensation Plans maintained by a State ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State) or other tax-exempt organization. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or $7,500 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.



    An employee electing to participate in a Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of Participants and their Beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.



    In general, distributions from a Section 457 Deferred Compensation Plan are prohibited unless made after the participating employee attains the age specified in the plan, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.


---------------------------------------------------
  D. INDIVIDUAL RETIREMENT ANNUITIES
     UNDER SECTION 408

    Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.


    IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an enhanced Death Benefit that may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. For Contracts issued in most states, Hartford has obtained approval from the Internal Revenue Service to use the Contract as an IRA. For Contracts issued in New York, Hartford has asked the Internal Revenue Service to approve use of the Contract as an IRA, but there is no assurance that approval will be granted.


---------------------------------------------------
  E. TAX PENALTIES

    Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.

 1. PREMATURE DISTRIBUTION


    Distributions from a qualified plan before the Participant attains age
59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service at or after age
55. A life annuity is defined as a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).


 2. MINIMUM DISTRIBUTION TAX

    If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.


    An individual's interest in a retirement plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



    If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------


following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.


    If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

 3. EXCESS DISTRIBUTION TAX


    If the aggregate distributions from all IRAs and certain other qualified plans in a calendar year exceed the greater of (i) $150,000, or (ii) $112,500 as indexed for inflation, a penalty tax of 15% is generally imposed on the excess portion of the distribution.


 4. WITHHOLDING

    Periodic distributions from a qualified plan lasting for a period of 10 or more years are generally subject to voluntary income tax withholding. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form. Otherwise, the amount withheld on such distributions is determined at the rate applicable to wages as if the recipient were married claiming three exemptions.

    Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient may elect not to have withholding apply.

    Nonperiodic distributions from other qualified plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:

    (a) the non-taxable portion of the distribution;

    (b) required minimum distributions;

    (c) eligible rollover distributions.

    Eligible rollover distributions are direct payments to an IRA or to another qualified employer plan.


    In general, distributions from plans described in Section 457 of the Code are subject to regular wage withholding rules.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
                                       TO
                      STATEMENT OF ADDITIONAL INFORMATION


 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 INTRODUCTION............................................................
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..........................
 SAFEKEEPING OF ASSETS...................................................
 INDEPENDENT PUBLIC ACCOUNTANTS..........................................
 DISTRIBUTION OF CONTRACTS...............................................
 CALCULATION OF YIELD AND RETURN.........................................
 PERFORMANCE COMPARISONS.................................................
 FINANCIAL STATEMENTS....................................................

    To Obtain a Statement of
Additional Information, please
complete the form below and mail to:


    Hartford Life Insurance Company
    Attn: Individual Annuity
Operations
    P.O. Box 5085
    Hartford, CT 06102-5085

    Please send a Statement of
Additional Information for the
Director to me at the following
address:

----------------------------------------------------
                  Name

----------------------------------------
                Address

----------------------------------------
    City/State                                        Zip
Code

                                   PART B

                    STATEMENT OF ADDITIONAL INFORMATION

                      HARTFORD LIFE INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: Annuity Marketing Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus:  May 1, 1997

Date of Statement of Additional Information:  May 1, 1997







33-73566 HL/PCM

                             TABLE OF CONTENTS


SECTION                                                                PAGE
--------                                                               -----

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . .

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . .

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .

                               INTRODUCTION

The tax deferred Variable Annuity Contracts described in the Prospectus are designed to provide Annuity benefits to individuals who have established or wish to establish retirement programs which may or may not qualify for special Federal income tax treatment. The Annuitant under these Contracts may receive Annuity benefits in accordance with the Annuity option selected and the retirement program, if any, under which the Contracts have been purchased. Annuity payments under a Contract will begin on a particular future date which may be selected at any time under the Contract or automatically when the Annuitant reaches age 90 except in certain states where deferral past age 85 is not permitted. There are several alternative annuity payment options available under the Contract (see "Annuity Options," page __ of the Prospectus).

The Premium Payments under a Contract, less any applicable Premium Taxes, will be applied to the Separate Account and/or the Fixed Account. Accordingly, the net Premium Payment under the Contract will be applied to purchase interests in one or more of the following eleven Portfolios ("Funds") of Putnam Capital Manager Trust, an open-end diversified series investment company: PCM Asia Pacific Growth Fund, PCM Diversified Income Fund, PCM Global Asset Allocation Fund, PCM Global Growth Fund, PCM Growth and Income Fund, PCM High Yield Fund, PCM Money Market Fund, PCM New Opportunities Fund, PCM U.S. Government and High Quality Bond Fund, PCM Utilities Growth and Income Fund and PCM Voyager Fund.

Shares of the Funds are purchased by the Separate Account without the imposition of any additional sales charge. The value of a Contract depends on the value of the shares of the Fund held by the Separate Account pursuant to that Contract. As a result, the Contract Owner bears the investment risk since market value of the shares may increase or decrease.


The Contracts provide that in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Contract Owner dies before the Annuity Commencement Date, the Beneficiary will receive the Contract Value determined on the date of receipt of due proof of death by Hartford Life Insurance Company ("Hartford") in its Home Office. If, upon death prior to the Annuity Commencement Date, the Annuitant or Contract Owner, as applicable, had not attained his 90th birthday, the Beneficiary will receive the greater of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or (c) the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by the dollar amount of any Premium Payments made and reduced by the dollar amount of any partial surrenders since the immediately preceding Specified Contract Anniversary.

                DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to
Connecticut.   Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                               SAFEKEEPING OF ASSETS


Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                            INDEPENDENT PUBLIC ACCOUNTANTS


The audited consolidated financial statements and financial statement schedules included in this Statement of Additional Information and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                               DISTRIBUTION OF CONTRACTS


Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continous basis. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.



The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Commissions will be paid by Hartford and will not be more than 6% of premium payments from time to time, Hartford may pay or permit other promotion incentives in cash or other compensation.

                        CALCULATION OF YIELD AND RETURN

YIELD OF THE PCM MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

     Effective Yield = [(Base Period Return + 1) (365/7)] - 1

The Money Market Fund Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.


The yield and effective yield for the Sub-Account for the seven-day period ending December 31, 1996 is as follows:



     Yield             =    3.01%
     Effective Yield   =    3.06%


The High Yield Fund, U.S. Government and High Quality Bond Fund, and PCM Growth and Income Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Funds.


UTILITIES GROWTH AND INCOME FUND SUB-ACCOUNT


Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's account over the base period. The following is the method used to determine the yield for the 30-day period ended December 31, 1996.


     Example:

     Current Yield Formula for the Sub-Account 2*[((A-B)/(C*D) + 1)(6) - 1]

     Where A = Dividends and interest earned during the period.
           B = Expenses accrued for the period (net of reimbursements).
           C = The average daily number of units outstanding
               during the period that were entitled to receive dividends. D = The maximum offering price per unit on the last day of the period.

     Yield = 2.00%


HIGH YIELD FUND SUB-ACCOUNT


Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's account over the base period. The following is the method used to determine the yield for the 30-day period ended December 31, 1996.

     Example:

     Current Yield Formula for the Sub-Account 2*[((A-B)/(C*D) + 1)(6) - 1]

     Where A = Dividends and interest earned during the period.
           B = Expenses accrued for the period (net of reimbursements). C = The average daily number of units outstanding during the period that were entitled to receive dividends.
           D = The maximum offering price per unit on the last day of the period.

     Yield = 6.88%


U.S. GOVERNMENT AND HIGH QUALITY BOND FUND SUB-ACCOUNT


Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's account over the base period. The following is the method used to determine the yield for the 30-day period ended December 31, 1996.



     Example:

     Current Yield Formula for the Sub-Account 2*[((A-B)/(C*D) + 1)(6) - 1] Where A = Dividends and interest earned during the period.

           B = Expenses accrued for the period (net of reimbursements).
           C = The average daily number of units outstanding
               during the period that were entitled to receive dividends. D = The maximum offering price per unit on the last day of the period.

     Yield = 4.40%



GROWTH & INCOME FUND SUB-ACCOUNT

Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's account over the base period. The following is the method used to determine the yield for the 30-day period ended December 31, 1996.


     Example:

     Current Yield Formula for the Sub-Account 2*[((A-B)/(C*D) + 1)(6) - 1]

     Where A = Dividends and interest earned during the period.
           B = Expenses accrued for the period (net of reimbursements). C = The average daily number of units outstanding during the period that were entitled to receive dividends.
           D = The maximum offering price per unit on the last day of the period.

     Yield =   1.22%


CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and the $30.00 Annual Maintenance Fee (if applicable) and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


For the fiscal year ended December 31, 1996, standardized average annual total return quotations for the Sub-Accounts listed below were as follows:



                                                  Since
Sub-Accounts                                      Inception     1 Year       5 Year        10 Year
---------------------------------------------------------------------------------------------------

PCM Asia Pacific Growth Fund                        (1.66)%      (1.42)%       n/a            n/a

PCM Diversified Income Fund                          0.88%       (1.70)%       n/a            n/a

PCM Global Asset Allocation Fund                     7.27%        5.01%       7.01%           n/a

PCM Global Growth Fund                               5.42%        6.58%       7.24%           n/a

PCM Growth and Income Fund                          12.15%       11.22%      11.18%           n/a

PCM High Yield Fund                                  7.01%        2.24%       8.86%           n/a

PCM New Opportunities Fund                          16.77%       (0.36)%       n/a            n/a

PCM U.S. Government and High Quality Bond Fund       4.70%       (8.01)%      2.35%           n/a

PCM Utilities Growth and Income Fund                 7.09%        5.19%        n/a            n/a

PCM Voyager Fund                                    13.45%        2.40%      11.34%           n/a

For the fiscal year ended December 31, 1996, non-standardized annualized total return quotations for the Sub-Accounts listed below were as follows:



                                                  Since
Sub-Accounts                                      Inception     1 Year       5 Year        10 Year
---------------------------------------------------------------------------------------------------

PCM Asia Pacific Growth Fund                        5.33%         7.58%        n/a           n/a

PCM Diversified Income Fund                         5.96%         7.30%        n/a           n/a

PCM Global Asset Allocation Fund                    9.74%        14.01%       10.36%         n/a

PCM Global Growth Fund                              8.56%        15.58%       10.55%         n/a

PCM Growth and Income Fund                         14.21%        20.22%       14.36%         n/a

PCM High Yield Fund                                 9.62%        11.24%       11.89%         n/a

PCM New Opportunities Fund                         21.03%         8.64%        n/a           n/a

PCM U.S. Government and High Quality Bond Fund      7.23%         0.99%        5.89%         n/a

PCM Utilities Growth and Income Fund               10.70%        14.19%        n/a           n/a

PCM Voyager Fund                                   15.53%        11.40%       14.42%         n/a

                           PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the PCM Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the PCM Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which PCM High Yield Fund customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which PCM High Yield Fund invests. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes.
The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which PCM High Yield customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.


The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees. PCM Utilities Growth and Income Fund's telephone and electric utility stocks are generally held in the same proportion as the telephone and electric stocks in the S&P Utilities Index. However, there are some utility stocks held by the Fund that are not part of the Index.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company and Subsidiaries:



We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.



As discussed in Note 2 of Notes to Consolidated Financial Statements, Hartford Life Insurance Company adopted a new accounting standard promulgated by the Financial Accounting Standards Board, changing its method of accounting, as of January 1, 1994, for debt and equity securities.



Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME


                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1996     1995     1994
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,705   $1,487   $1,100
   Net investment income...........................    1,397    1,328    1,292
   Net realized capital (losses) gains.............     (213)     (11)       7
                                                      ------   ------   ------
     Total Revenues................................    2,889    2,804    2,399
                                                      ------   ------   ------
 Benefits, Claims and Expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,535    1,422    1,405
   Amortization of deferred policy acquisition
    costs..........................................      234      199      145
   Dividends to policyholders......................      635      675      419
   Other insurance expenses........................      427      317      227
                                                      ------   ------   ------
     Total Benefits, Claims and Expenses...........    2,831    2,613    2,196
                                                      ------   ------   ------
   Income before income tax expense................       58      191      203
   Income tax expense..............................       20       62       65
                                                      ------   ------   ------
 Net income........................................   $   38   $  129   $  138
                                                      ------   ------   ------
                                                      ------   ------   ------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS


                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1996      1995
                                                      -------   -------
                                                        (IN MILLIONS
                                                        EXCEPT SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost $13,579 and $14,440).....   $13,624   $14,400
   Equity securities, available for sale, at fair
    value..........................................       119        63
   Policy loans, at outstanding balance............     3,836     3,381
   Mortgage loans, at outstanding balance..........         2       265
   Other investments, at cost......................        54       156
                                                      -------   -------
     Total investments.............................    17,635    18,265
   Cash............................................        43        46
   Premiums and amounts receivable.................       137       165
   Accrued investment income.......................       407       394
   Reinsurance recoverable.........................     6,066     6,221
   Deferred policy acquisition costs...............     2,760     2,188
   Deferred income tax.............................       474       420
   Other assets....................................       357       234
   Separate account assets.........................    49,690    36,264
                                                      -------   -------
     Total assets..................................   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 2,281   $ 2,373
   Other policyholder funds........................    22,134    22,598
   Other liabilities...............................     1,572     1,233
   Separate account liabilities....................    49,690    36,264
                                                      -------   -------
     Total liabilities.............................    75,677    62,468
                                                      -------   -------
 Stockholder's Equity
   Common stock, $5,690 par value, 1,000 shares
    authorized, issued and outstanding.............         6         6
   Capital surplus.................................     1,045     1,007
   Net unrealized capital gain (loss) on
    investments, net of tax........................        30       (57)
   Retained earnings...............................       811       773
                                                      -------   -------
     Total stockholder's equity....................     1,892     1,729
                                                      -------   -------
   Total liabilities and stockholder's equity......   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                       NET UNREALIZED
                                                                        CAPITAL GAIN
                                                                         (LOSS) ON                       TOTAL
                                            COMMON      CAPITAL         INVESTMENTS,     RETAINED    STOCKHOLDER'S
                                            STOCK       SURPLUS          NET OF TAX      EARNINGS       EQUITY
                                            ------   --------------    --------------    --------    -------------
                                                                        (IN MILLIONS)
 Balance, December 31, 1993..............     $6         $  676            $  (5)          $516         $1,193
   Net income............................     --             --               --            138            138
   Dividends declared on common stock....     --             --               --            (10)           (10)
   Capital contribution..................     --            150               --             --            150
   Change in net unrealized capital loss
    on investments, net of tax(1)........     --             --             (649)            --           (649)
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1994..............      6            826             (654)           644            822
   Net income............................     --             --               --            129            129
   Capital contribution..................     --            181               --             --            181
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --              597             --            597
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1995..............      6          1,007              (57)           773          1,729
   Net income............................     --             --               --             38             38
   Capital contribution..................     --             38               --             --             38
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --               87             --             87
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1996..............     $6         $1,045            $  30           $811         $1,892
                                              --
                                              --
                                                         ------           ------         --------       ------
                                                         ------           ------         --------       ------


------------------------

(1) The 1994 change in net unrealized capital loss on investments, net of tax, includes a gain of $91 due to the adoption of SFAS No. 115 as discussed in
    Note 2(b) of Notes to Consolidated Financial Statements.



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                            FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------
                                              1996        1995        1994
                                            --------    --------    --------
                                                     (IN MILLIONS)
 Operating Activities
   Net income............................   $     38    $    129    $    138
   Adjustments to net income:
   Net realized capital losses (gains) on
    sale of investments..................        213          11          (7)
   Net amortization of premium on fixed
    maturities...........................         14          21          41
   Increase in deferred income taxes.....       (102)       (172)       (128)
   Increase in deferred policy
    acquisition costs....................       (572)       (379)       (441)
   Decrease (increase) in premiums and
    amounts receivable...................         10         (81)         10
   Increase in accrued investment
    income...............................        (13)        (16)       (106)
   (Increase) decrease in other assets...       (132)       (177)        101
   Decrease (increase) in reinsurance
    recoverable..........................        179         (35)         75
   (Decrease) increase in liability for
    future policy benefits...............        (92)        483         224
   Increase in other liabilities.........        477         281         191
                                            --------    --------    --------
     Cash provided by operating
      activities.........................         20          65          98
                                            --------    --------    --------
 Investing Activities
   Purchases of fixed maturity
    investments..........................     (5,747)     (6,228)     (9,127)
   Sales of fixed maturity investments...      3,459       4,845       5,713
   Maturities and principal paydowns of
    fixed maturity investments...........      2,693       1,741       1,931
   Net purchase of other investments.....       (107)       (871)     (1,338)
   Net sales (purchases) of short-term
    investments..........................         84         (24)        135
                                            --------    --------    --------
     Cash provided by (used for)
      investing activities...............        382        (537)     (2,686)
                                            --------    --------    --------
 Financing Activities
   Capital contribution..................         38          --         150
   Dividends paid........................         --          --         (10)
   Net (disbursements for) receipts from
    investment and universal life-type
    contracts (charged from) credited to
    policyholder accounts................       (443)        498       2,467
                                            --------    --------    --------
     Cash (used for) provided by
      financing activities...............       (405)        498       2,607
                                            --------    --------    --------
   Net (decrease) increase in cash.......         (3)         26          19
   Cash--beginning of year...............         46          20           1
                                            --------    --------    --------
 Cash--end of year.......................   $     43    $     46    $     20
                                            --------    --------    --------
                                            --------    --------    --------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                 (IN MILLIONS)


---------------------------------------------------

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS


    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"), a direct subsidiary of Hartford Accident and Indemnity Company, an indirect subsidiary of ITT Hartford Group, Inc. ("The Hartford"). Hartford Life was formed on December 13, 1996 and capitalized on December 16, 1996 with the contribution of all the outstanding common stock of HLA. On February 10, 1997, The Hartford, the ultimate parent of Hartford Life, announced its intention to sell up to 20% of Hartford Life during the second quarter of 1997. Management believes that this transaction will not have a material impact on the operations of the Company (See Note 11).



    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation)("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date (the transactions relating to such distribution are referred to herein as the "ITT Spin-off"). As a result of the ITT Spin-off, The Hartford became an independent, publicly traded company.



    The Company is a leading insurance and financial services company which provides: (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as corporate owned life insurance.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES


(A) BASIS OF PRESENTATION



    These financial statements present the financial position, results of operations and cash flows of the Company, and all material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated. The consolidated financial statements are prepared on a basis of generally accepted accounting principles which differ materially from the statutory accounting prescribed by various insurance regulatory authorities.



    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(B) CHANGES IN ACCOUNTING PRINCIPLES



    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This Issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.



    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.



    In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which is effective in 1996. As permitted by SFAS No. 123, the Company continues to measure compensation costs of employee stock option plans (relating to options on common stock of The Hartford) using the intrinsic value method prescribed by Accounting Principles Board Opinion No. 25. As of February 10, 1997, the Company had not adopted an employee stock compensation plan. Certain officers of the Company participate in The Hartford's stock option plan.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Compensation costs allocated by The Hartford to the Company, as well as pro forma compensation costs as determined under SFAS No. 123, were immaterial to the results of operations for 1996 and 1995.



    Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that securities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the fair value difference from cost, net of tax, impacts stockholder's equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been and continue to be recorded at fair value with the corresponding after-tax impact included in stockholder's equity. Under SFAS No. 115, the Company's fixed maturity investments are classified as "available-for-sale" and, accordingly, these investments are reflected at fair value with the corresponding impact included as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax." As with the underlying investment security, unrealized capital gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91 million. The Company's cash flows were not impacted by this change in accounting principle.



(C) REVENUE RECOGNITION



    Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.



(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS



    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.



(E) DEFERRED POLICY ACQUISITION COSTS



    Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are reestimated and readjusted by a cumulative charge or credit to income.



(F) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES



    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.



(G) FOREIGN CURRENCY TRANSLATION



    Foreign currency translation gains and losses are reflected in stockholder's equity. Balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.



(H) INVESTMENTS



    The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper which are classified as "available-for-sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Policy and mortgage loans are each carried at their outstanding balance which approximates fair value. Investments in partnerships and trusts are carried at cost. Net realized capital gains (losses), after deducting the policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.



    The Company's accounting policy for impairment recognition requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, the Company has established specific criteria to be used in the

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


impairment evaluation of an individual portfolio of assets. Specifically, if the asset portfolio is supporting a runoff operation, is forced to be liquidated prior to maturity to meet liability commitments, and has fair value below amortized cost, which will not materially fluctuate as a result of future interest rate changes, then an other than temporary impairment condition has been determined to have occurred. Each individual security within that portfolio is evaluated to determine whether or not it is impaired. Once an impairment charge has been recorded, the Company then continues to review the individual impaired securities for appropriate valuation on an ongoing basis.



    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's closed block of guaranteed rate contracts ("Closed Book GRC") were impaired. With the initiation of certain hedge transactions, which eliminated the possibility that the fair value of the Closed Book GRC investments would recover to their current amortized cost, an other than temporary impairment loss of $88 after tax was determined to have occurred and was recorded.



(I) DERIVATIVE FINANCIAL INSTRUMENTS



    The Company uses a variety of derivative financial instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's accounting for derivative financial instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts," SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options", and various EITF pronouncements. Written options are, in all cases, used in conjunction with other assets and derivatives as part of the Company's asset/liability management strategies. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivatives used to hedge fixed maturities or equities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivatives used to hedge other invested assets or liabilities are carried at cost.



    Derivatives must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivatives used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Interest rate swaps are the primary type of derivatives used to convert London interbank offered quotations for U.S. dollar deposits ("LIBOR") based variable rate instruments to fixed rate instruments. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Derivatives which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.



    Gains or losses on financial futures contracts entered into in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the futures contracts are closed, except for futures used in duration hedging which are deferred and are adjusted into the cost basis on a quarterly basis. The adjustments to the cost basis are amortized into investment income over the remaining asset life.



    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.



    The cost of purchased options and/or premiums received on covered written options, entered into as part of an asset/liability management strategy, is/are adjusted into the cost basis of the underlying asset or liability and amortized over the remaining life of the hedge. Gains or losses on expiration or termination of the hedge are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life. The Company had no written options as of December 31, 1996 and 1995.



    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (an "anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized gain or loss.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Premiums paid on purchased floor or cap agreements and the premium received on issued floor or cap agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.


    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52.



(J) RELATED PARTY TRANSACTIONS


    Transactions of the Company with HLA and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by Hartford Fire Insurance Company, an indirect subsidiary of The Hartford ("Hartford Fire"). Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on the type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by Hartford Fire were $40, $45 and $41 in 1996, 1995 and 1994, respectively. Management of the Company believes that the methods used are reasonable. In addition, the Company was charged its share of costs allocated to The Hartford by ITT prior to the ITT Spin-off, which were immaterial in 1995 and 1994. The Company had a receivable from The Hartford of $1 and a payable to The Hartford of $2 at December 31, 1996 and 1995, respectively.



    In 1996, the Company ceded approximately $33.3 billion of group life insurance in force and $318 million of disability premium to HLA and assumed $8.5 billion of individual life insurance in force from HLA.


    On June 30, 1995, the ownership of ITT Lyndon Insurance Company was transferred to the Company via a capital contribution of $181 million, representing the net assets of the company. Also, in 1996, the Company received a capital contribution of $37.5 million from its parent HLA.


(K) DIVIDENDS TO POLICYHOLDERS



    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 44%, 41%, and 43% in 1996, 1995, and 1994, respectively, of total life insurance in force.



---------------------------------------------------

 3. INVESTMENTS


(A) COMPONENTS OF NET INVESTMENT INCOME



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Interest income................  $   1,452  $   1,338  $   1,247
(Losses) income from other
 investments...................        (42)         1         54
                                 ---------  ---------  ---------
Gross investment income........      1,410      1,339      1,301
Less: Investment expenses......         13         11          9
                                 ---------  ---------  ---------
Net investment income..........  $   1,397  $   1,328  $   1,292
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Fixed maturities...............  $    (201) $      23  $     (34)
Equity securities..............          2         (6)       (11)
Real estate and other..........         (4)       (25)        47
Less: (Increase) decrease in
 liability to policyholders for
 realized capital gains
 (losses)......................        (10)        (3)         5
                                 ---------  ---------  ---------
Net realized capital (losses)
 gains.........................  $    (213) $     (11) $       7
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES



                                         YEAR ENDED DECEMBER 31,
                                   -----------------------------------
                                      1996         1995        1994
                                      -----        -----     ---------
Gross unrealized gains...........   $      13    $       4   $       2
Gross unrealized losses..........          (1)          (2)        (11)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses)........................          12            2          (9)
Deferred income tax liability
 (asset).........................           4            1          (3)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses), after tax.............           8            1          (6)
Balance beginning of year........           1           (6)         (5)
                                          ---          ---   ---------
Change in net unrealized capital
 gains (losses) on investments...   $       7    $       7   $      (1)
                                          ---          ---   ---------
                                          ---          ---   ---------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES


                                                                                                             YEAR ENDED DECEMBER
                                                                                                                     31,
                                                                                                             --------------------
                                                                                                               1996       1995
                                                                                                             ---------  ---------
Gross unrealized gains.....................................................................................  $     386  $     529
Gross unrealized losses....................................................................................       (341)      (569)
Unrealized (gains) losses credited to policyholders........................................................        (11)       (52)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses)......................................................................         34        (92)
Deferred income tax liability (asset)......................................................................         12        (34)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses), after tax...........................................................         22        (58)
Balance beginning of year..................................................................................        (58)      (648)
                                                                                                             ---------  ---------
Change in net unrealized capital gains (losses) on investments.............................................  $      80  $     590
                                                                                                             ---------  ---------
                                                                                                             ---------  ---------


                                                                                                               1994
                                                                                                             ---------
Gross unrealized gains.....................................................................................  $     150
Gross unrealized losses....................................................................................     (1,185)
Unrealized (gains) losses credited to policyholders........................................................         37
                                                                                                             ---------
Net unrealized capital gains (losses)......................................................................       (998)
Deferred income tax liability (asset)......................................................................       (350)
                                                                                                             ---------
Net unrealized capital gains (losses), after tax...........................................................       (648)
Balance beginning of year..................................................................................        161
                                                                                                             ---------
Change in net unrealized capital gains (losses) on investments.............................................  $    (809)
                                                                                                             ---------
                                                                                                             ---------



(E) COMPONENTS OF FIXED MATURITIES INVESTMENTS


                                                                                                     AS OF DECEMBER 31, 1996
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     166   $      12  $      (3)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       1,970         161       (128)
States, municipalities and political subdivisions.............................................         373           6        (11)
International governments.....................................................................         281          12         (4)
Public utilities..............................................................................         877          12         (8)
All other corporate including international...................................................       4,656         120       (107)
All other corporate--asset-backed.............................................................       3,601          49        (59)
Short-term investments........................................................................       1,655          14        (21)
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  13,579   $     386  $    (341)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                     AS OF DECEMBER 31, 1995
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     502   $       4  $      (9)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       3,568         210       (387)
States, municipalities and political subdivisions.............................................         201           4         (3)
International governments.....................................................................         291          19         (4)
Public utilities..............................................................................         949          29         (2)
All other corporate including international...................................................       3,065          76        (55)
All other corporate--asset-backed.............................................................       5,056         187       (109)
Short-term investments........................................................................         808          --         --
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  14,440   $     529  $    (569)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     175
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      2,003
States, municipalities and political subdivisions.............................................        368
International governments.....................................................................        289
Public utilities..............................................................................        881
All other corporate including international...................................................      4,669
All other corporate--asset-backed.............................................................      3,591
Short-term investments........................................................................      1,648
                                                                                                ---------
    Total fixed maturities....................................................................  $  13,624
                                                                                                ---------
                                                                                                ---------

                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     497
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      3,391
States, municipalities and political subdivisions.............................................        202
International governments.....................................................................        306
Public utilities..............................................................................        976
All other corporate including international...................................................      3,086
All other corporate--asset-backed.............................................................      5,134
Short-term investments........................................................................        808
                                                                                                ---------
    Total fixed maturities....................................................................  $  14,400
                                                                                                ---------
                                                                                                ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The amortized cost and fair value of fixed maturities at December 31, 1996, by maturity, are shown below. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of such securities. These estimates are developed using prepayment speeds reported in broker consensus data and can be expected to vary from actual experience. Expected maturities differ from contractual maturities due to call or prepayment provisions.



         MATURITY           AMORTIZED COST  FAIR VALUE
--------------------------  --------------  -----------
One year or less..........    $    2,632     $   2,642
Over one year through five
 years....................         5,871         5,928
Over five years through
 ten years................         3,320         3,311
Over ten years............         1,756         1,743
                                 -------    -----------
    Total.................    $   13,579     $  13,624
                                 -------    -----------
                                 -------    -----------



    Sales of fixed maturities excluding short-term fixed maturities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $3,459, $4,848 and $5,708, respectively, resulting in gross realized capital gains of $87, $91 and $71, respectively, and gross realized capital losses (including investment writedowns) of $298, $72 and $100, respectively, not including policyholder gains and losses. Sales of equity securities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $74, $64 and $159, respectively, resulting in gross realized capital gains of $2, $28 and $3, respectively, and gross realized capital losses of $0, $59 and $14, respectively, not including policyholder gains and losses.



(F) CONCENTRATION OF CREDIT RISK



    As of December 31, 1996, the Company had a reinsurance recoverable of $3.8 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $3.8 billion (including policy loans of $3.3 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk in fixed maturities.



(G) DERIVATIVE INVESTMENTS



    Derivatives play an important role in facilitating the management of interest rate risk, creating opportunities to fund product obligations hedging against indexation risks that affect the value of certain liabilities and adjusting broad investment risk characteristics when dictated by significant changes in market risks. As an end user of derivatives, the Company uses a variety of derivative financial instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options in order to hedge exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The notional amounts of derivative contracts represent the basis upon which pay and receive amounts are calculated and are not reflective of credit risk for derivative contracts. Credit risk for derivative contracts is limited to the amounts calculated to be due to the Company on such contracts. The Company believes it maintains prudent policies regarding the financial stability and credit standing of its major counterparties and typically requires credit enhancement provisions to further limit its credit risk. Many of these derivative contracts are bilateral agreements that are not assignable without the consent of the relevant counterparty. Notional amounts pertaining to derivative financial instruments totaled $9.9 billion and $8.8 billion at December 31, 1996 and 1995, respectively ($7.4 billion and $7.1 billion related to life insurance investments and $2.5 billion and $1.7 billion related to life insurance liabilities at December 31, 1996 and 1995, respectively).

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The following table summarizes the Company's derivatives, segregated by major categories, as of December 31, 1996 and 1995:


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1996                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,242   $     500    $   2,454     $      --
Inverse floaters(a).....................................................        352          98          856            --
Anticipatory(g).........................................................         --          --           --           132
Other bonds and notes...................................................      7,369         425          440             5
Short-term investments..................................................        661          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     13,624       1,023        3,750           137
Equity securities, policy loans and other investments...................      4,011          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  17,635   $   1,023    $   3,750     $     137
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (10)   $      35     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1995                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,764   $     118    $   3,133     $     322
Inverse floaters(a).....................................................        711         560          354             6
Anticipatory(g).........................................................         --          --           --           213
Other bonds and notes...................................................      7,118          33           66           322
Short-term investments..................................................        807          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     14,400         711        3,553           863
Equity securities, policy loans and other investments...................      3,865          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  18,265   $     711    $   3,553     $     863
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (32)   $      46     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1996                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     941    $      --    $   3,895
Inverse floaters(a).....................................................         346           --        1,300
Anticipatory(g).........................................................          --           --          132
Other bonds and notes...................................................       1,079          125        2,074
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       2,366          125        7,401
Equity securities, policy loans and other investments...................          19           --           19
                                                                          -----------       -----   -----------
    Total investments...................................................   $   2,385    $     125    $   7,420
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $     (25)   $      (9)   $      (9)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------

                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1995                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     290    $      --    $   3,863
Inverse floaters(a).....................................................         681           --        1,601
Anticipatory(g).........................................................          25           --          238
Other bonds and notes...................................................         757          187        1,365
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       1,753          187        7,067
Equity securities, policy loans and other investments...................          18           --           18
                                                                          -----------       -----   -----------
    Total investments...................................................   $   1,771    $     187    $   7,085
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $    (108)   $     (24)   $    (118)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------


------------------------

(a) Inverse floaters are variations of collateralized mortgage obligations ("CMOs") for which the coupon rates move inversely with an index rate such as LIBOR. The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and purchased caps and floors.


(b) The fair value of derivative instruments including swaps, caps, floors, futures, options and forward commitments, was determined using a pricing model which is validated through quarterly comparison to dealer quoted market prices, for 1996 and dealer quoted prices for 1995.


(c) The 1996 data includes issued caps of $433 with a weighted average strike rate of 8.21% (ranging from 7.0% to 9.5%) and over 93% maturing in 2000 through 2005. In addition, issued floors totaled $590, had a weighted average strike rate of 5.17% (ranging from 5.00% to 7.85%) with all of them maturing by the end of 2005. The 1995 data includes issued caps of $475 with a weighted average strike rate of 8.5% (ranging from 7.0% to 10.4%) and over 85% maturing in 2000 through 2004. In addition, issued floors totaled $236, had a weighted average strike rate of 8.1% (ranging from 5.3% to 10.9%) and mature through 2007, with 76% maturing by 2004.


(d) The 1996 data includes purchased floors of $2.4 billion and purchased caps of $1.3 billion. The floors had a weighted average strike rate of 5.84% (ranging from 3.70% to 7.85%) and over 87% mature in 1997 through 1999. The options mature in 1997. The caps had a weighted average strike rate of 7.59% (ranging from 4.40% to 10.125%) and over 76% mature in 1997 through 2001. The 1995 data includes purchased floors of $1.8 billion and purchased caps of $1.7 billion. The floors had a weighted average strike price of 5.8% (ranging from 3.7% to 6.8%) and over 85% mature in 1997 through 1999. The caps had a weighted average strike price of 7.5% (ranging from 4.5% and 10.1%) and over 82% mature in 1997 through 1999.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(e) As of December 31, 1996 and 1995, over 39% and 95%, respectively, of the notional futures contracts, expire within one year.


(f) As of December 31, 1996 and 1995, over 42% and 25%, respectively, of the Company's foreign currency swaps, expire within one year; the balance mature over the succeeding 4 to 5 years.


(g) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1996, the Company had $1 million in net deferred gains for futures, interest rate swaps and purchased options. The Company expects to basis adjust $1 million of the deferred gains in 1997. At December 31, 1995, the Company had $5.3 million in net deferred gains for futures, interest rate swaps and purchased options.


(h) The following table summarizes the maturities by notional value of interest rate swaps outstanding at December 31, 1996 and 1995, and the related weighted average interest pay rate or receive rate. The variable rates represent spot rates (primarily 90 day LIBOR), as of December 31, 1996 and 1995. Such variable rates have been calculated assuming that the spot rates remain unchanged throughout the life of the interest rate swaps.


1996                                                             1997         1998         1999         2000         2001
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $--         $50          $125          $35         $125
    Weighted Average Pay Rate                                         --          5.7 %        5.9 %        5.5 %        5.5%
    Weighted Average Receive Rate                                     --          3.2 %         --          6.5 %        6.4%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $86          $25         $486          $74         $582
    Weighted Average Pay Rate                                        7.5 %         --          6.4 %        6.7 %        7.0%
    Weighted Average Receive Rate                                    5.6 %         --          5.6 %        5.7 %        6.2%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $19          $15          $--         $200          $--
    Weighted Average Pay Rate                                        5.9 %        5.7 %         --          6.4 %         --
    Weighted Average Receive Rate                                    3.7 %        5.5 %         --          5.0 %         --
    Total Interest Rate Swaps                                       $105          $90         $611         $309         $707
    Total Weighted Average Pay Rate                                  7.2 %        5.7 %        6.3 %        6.4 %        6.7%
    Total Weighted Average Receive Rate                              5.2 %        3.8 %        4.3 %        5.4 %        6.3%


1995                                                             1996         1997         1998         1999         2000
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                  $15           $50          $--         $453          $31
    Weighted Average Pay Rate                                        5.0 %        7.2 %         --          8.1 %        7.1%
    Weighted Average Receive Rate                                    5.8 %        5.9 %         --          5.8 %        5.7%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                  $100          $68          $25          $25          $35
    Weighted Average Pay Rate                                        5.9 %        8.6 %        5.9 %         --          5.9%
    Weighted Average Receive Rate                                    2.4 %        7.9 %        4.0 %         --          6.5%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $50          $18          $36          $12         $200
    Weighted Average Pay Rate                                        5.8 %         --          3.7 %        3.5 %        4.5%
    Weighted Average Receive Rate                                    5.4 %         --          5.6 %        5.2 %        6.8%
    Total Interest Rate Swaps                                       $165         $136          $61         $490         $266
    Total Weighted Average Pay Rate                                  5.8 %        7.8 %        4.6 %        7.6 %        5.0%
    Total Weighted Average Receive Rate                              3.6 %        7.2 %        4.9 %        5.4 %        6.6%

                                                                                            LATEST
1996                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $170          $505         2003
    Weighted Average Pay Rate                                         5.7  %        5.7 %
    Weighted Average Receive Rate                                     6.9  %        4.7 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $349        $1,602         2007
    Weighted Average Pay Rate                                         6.9  %        6.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                    $44          $278         2003
    Weighted Average Pay Rate                                        12.9  %        7.4 %
    Weighted Average Receive Rate                                     6.4  %        5.2 %
    Total Interest Rate Swaps                                        $563        $2,385         2007
    Total Weighted Average Pay Rate                                   7.0  %        6.6 %
    Total Weighted Average Receive Rate                               6.3  %        5.5 %
                                                                                            LATEST
1995                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $229          $778         2004
    Weighted Average Pay Rate                                         7.8  %        7.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $190          $443         2007
    Weighted Average Pay Rate                                         5.4  %        5.4 %
    Weighted Average Receive Rate                                     6.9  %        6.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $234          $550         2004
    Weighted Average Pay Rate                                        16.3  %        5.7 %
    Weighted Average Receive Rate                                     5.9  %        6.4 %
    Total Interest Rate Swaps                                        $653        $1,771         2007
    Total Weighted Average Pay Rate                                   7.3  %        6.9 %
    Total Weighted Average Receive Rate                               6.3  %        5.8 %



    In addition, interest rate sensitivity related to certain Company insurance liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another was $2.4 billion and $1.7 billion at December 31, 1996 and 1995, respectively. As of December 31, 1996, the weighted average pay rate was 5.6% and the weighted average receive rate was 6.5%. These agreements mature at various times through 2001.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    A reconciliation between notional amounts at December 31, 1995 and 1996 by derivative type and strategy is as follows:


                                                                                        BY DERIVATIVE TYPE
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Caps.....................................................................      $   2,184       $   1,286     $   1,715
Floors...................................................................          2,180           2,053         1,065
Options..................................................................             --              10            --
Swaps/Forwards...........................................................          3,566           3,989         2,694
Futures..................................................................            863           2,092         2,818
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                                            BY STRATEGY
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Liability................................................................      $   1,708       $   1,940     $   1,137
Anticipatory.............................................................            238             516           622
Asset....................................................................          2,984           1,265         2,137
Portfolio................................................................          3,863           5,709         4,396
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Caps.....................................................................      $   1,755
Floors...................................................................          3,168
Options..................................................................             10
Swaps/Forwards...........................................................          4,861
Futures..................................................................            137
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------

                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Liability................................................................      $   2,511
Anticipatory.............................................................            132
Asset....................................................................          2,112
Portfolio................................................................          5,176
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS



                                                                                  AS OF DECEMBER 31,    AS OF DECEMBER 31,
                                                                                         1996                  1995
                                                                                 --------------------  --------------------
                                                                                 CARRYING     FAIR     CARRYING     FAIR
                                                                                  AMOUNT      VALUE     AMOUNT      VALUE
                                                                                 ---------  ---------  ---------  ---------
ASSETS
  Fixed maturities.............................................................  $  13,624  $  13,624  $  14,400  $  14,400
  Equity securities............................................................        119        119         63         63
  Policy loans.................................................................      3,836      3,836      3,381      3,381
  Mortgage loans...............................................................          2          2        265        265
  Investments in partnerships and trust........................................         48         48         94         97
  Other........................................................................          6         56         62         62
LIABILITIES
  Other policy benefits........................................................  $  11,707  $  11,469  $  12,727  $  12,767



    The following methods and assumptions were used to estimate the fair value of each class of financial instrument: fair value for fixed maturities and equity securities approximate those quotations published by applicable stock exchanges or received from other reliable sources; policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust managements; fair value of derivative instruments, including swaps, caps, floors, futures, and forward commitments, is determined by using a pricing model which is validated through quarterly comparison to dealer quoted market prices; and other policy benefits payable for investment type contracts are determined by estimating future cash flows discounted at the year end market rate.



---------------------------------------------------

 4. INCOME TAX


    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member, including the Company, in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by Hartford Life for the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a consolidated federal income tax return. The Company will continue to remit to (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 35%, 32% and 32% in 1996, 1995 and 1994, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Income tax expense was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Current.............................  $     122  $     211  $     185
  Deferred...........................       (102)      (149)      (120)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    A reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Tax provision at U.S. statutory
  rate...............................  $      20  $      67  $      71
  Tax-exempt income..................         --         (3)        (3)
  Foreign tax credit.................         --         (4)        (1)
  Other..............................         --          2         (2)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    Income taxes paid were $189, $162 and $244 in 1996, 1995 and 1994, respectively. The current tax refund due from The Hartford to the Company was $72 and $8 as of December 31, 1996 and 1995, respectively.



    Deferred tax assets (liabilities) included the following:



                                                       AS OF
                                                    DECEMBER 31,
                                                --------------------
                                                  1996       1995
                                                ---------  ---------
Tax return deferred acquisition costs.........  $     514  $     410
Financial statement deferred acquisition costs
 and reserves.................................       (242)       138
Employee benefits.............................          8          8
Unrealized (gain) loss on investments.........        (16)        32
Investments and other.........................        210       (168)
                                                ---------  ---------
    Total.....................................  $     474  $     420
                                                ---------  ---------
                                                ---------  ---------



    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In such circumstances, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1996 was $37.



---------------------------------------------------

 5. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                         YEAR ENDED DECEMBER 31,
                                     -------------------------------
                                       1996       1995       1994
                                     ---------  ---------  ---------
Gross premiums.....................  $   1,834  $   1,545  $   1,316
Insurance assumed..................        173        591        299
Insurance ceded....................       (302)      (649)      (515)
                                     ---------  ---------  ---------
    Total..........................  $   1,705  $   1,487  $   1,100
                                     ---------  ---------  ---------
                                     ---------  ---------  ---------



    Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1996, 1995 and 1994 approximated $140, $220 and $164, respectively.



    In December 1994, the Company ceded to a third party $1.0 billion in individual fixed and variable annuities on a modified coinsurance basis. In December 1995, the Company ceded approximately $1.2 billion in individual variable annuities on a modified coinsurance basis to a third party. These transactions did not have a material impact on consolidated net income.



    In May 1994, the Company assumed the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $434 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.



---------------------------------------------------

 6.PENSION PLANS AND OTHER POSTRETIREMENT
   BENEFITS


    The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $2 and $2 in 1996, 1995 and 1994, respectively.



    The Company also provides, through Hartford Fire, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial for 1996, 1995 and 1994, respectively.



    The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.



---------------------------------------------------

 7. BUSINESS SEGMENT INFORMATION


    The Company sells financial products such as fixed and variable annuities, retirement plan services, and life insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Investment Products, Individual Life Insurance and Employee Benefits. In addition, the Company also maintains a corporate operation and also classifies certain of its business as Runoff operations. The Investment Products segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, and interest-sensitive whole life policies. The Employee Benefits segment sells corporate owned life insurance. Through its corporate operation, the Company reports net investment income on assets representing surplus not assigned to any of its business segments and certain other revenues and expenses not specifically allocable to any of its business segments. The Company's Runoff operations are comprised of Closed Book GRC. With the exception of Closed Book GRC, net realized capital gains and losses are recognized in the period of realization but are allocated to the segments utilizing durations of the segment portfolios.


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
REVENUES
  Investment Products...............  $   1,013  $     759  $     594
  Individual Life Insurance.........        440        383        375
  Employee Benefits.................      1,366      1,273        919
  Corporate Operations..............         81         52         30
  Runoff Operations.................        (11)       337        481
                                      ---------  ---------  ---------
    Total Revenues..................  $   2,889  $   2,804  $   2,399
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE
  Investment Products...............  $     230  $     172  $     127
  Individual Life Insurance.........         68         56         39
  Employee Benefits.................         43         37         27
  Corporate Operations..............         65         16          8
  Runoff Operations.................       (348)       (90)         2
                                      ---------  ---------  ---------
    Income Before Income Tax
     Expense........................  $      58  $     191  $     203
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
ASSETS
  Investment Products...............  $  53,743  $  40,624  $  29,115
  Individual Life Insurance.........      3,753      3,173      2,808
  Employee Benefits.................     14,515     13,494      7,847
  Corporate Operations..............      1,891      1,729        822
  Runoff Operations.................      3,667      5,177      7,257
                                      ---------  ---------  ---------
    Total Assets....................  $  77,569  $  64,197  $  47,849
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------



---------------------------------------------------

 8. STATUTORY NET INCOME AND SURPLUS


    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1997, without prior approval, is estimated to be $121 million. Statutory net income and surplus as of and for the years ended December 31 were:



                              1996       1995       1994
                            ---------  ---------  ---------
Statutory net income......  $     144  $     112  $      58
Statutory surplus.........  $   1,207  $   1,125  $     941



    The insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.



---------------------------------------------------

 9. SEPARATE ACCOUNTS


    The Company maintained separate account assets and liabilities totaling $49.7 billion and $36.3 billion at December 31, 1996 and 1995, respectively, which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $39.4 billion and $25.9 billion at December 31, 1996 and 1995, respectively, wherein the policyholder assumes the investment risk, and

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


guaranteed separate account assets totaling $10.3 billion at December 31, 1996 and 1995, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category are policy loans totaling $2.0 billion and $1.7 billion at December 31, 1996 and 1995, respectively. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $538, $387 and $256 in 1996, 1995 and 1994, respectively.



    The guaranteed separate accounts include modified guaranteed individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.53% at December 31, 1996. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities at December 31, 1996. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. To minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $0.1 billion in carrying value and $2.4 billion in notional amounts at December 31, 1996.



---------------------------------------------------

 10. COMMITMENTS AND CONTINGENCIES


    Under insurance guaranty fund laws existing in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $11, $10 and $8 in 1996, 1995 and 1994, respectively, of which $5, $6 and $4 were estimated to be creditable against premium taxes.



    The Company is a defendant in various lawsuits arising in the ordinary course of business. In the opinion of management, the resolution of these matters is not expected to have a material adverse effect on the Company's business, financial position, or results of operations.



    The rent paid to Hartford Fire for the space occupied by the Company was $3 in 1996, 1995, and 1994. The Company expects to pay annual rent of $7 in 1997, 1998, and 1999, respectively, $12 in 2000 and 2001, and $96 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized on a level basis over the term of the sublease and amounted to approximately $8 in 1996, 1995 and 1994.



---------------------------------------------------

 11. SUBSEQUENT EVENTS


    On February 10, 1997, Hartford Life filed a registration statement with the Securities and Exchange Commission relating to the U.S. and international offerings of shares of Class A common stock (the "Equity Offerings") representing up to 20% ownership of Hartford Life. After completion of the Equity Offerings, The Hartford would own all of the shares of Class B Common Stock (after reclassification of Hartford Life's common stock into Class B Common Stock prior to March 31, 1997). Hartford Life intends to use the estimated net proceeds of the Equity Offerings to make a capital contribution to its insurance subsidiaries, to reduce its third-party indebtedness and for other general corporate purposes.



    The Hartford has advised the Company that its current intent is to continue to beneficially own at least 80% of Hartford Life, but it is under no contractual obligation to do so, except for a limited period. Provided that The Hartford continues to beneficially own at least 80% of the combined voting power or the value of the outstanding capital stock of Hartford Life, Hartford Life will be included for federal income tax purposes in the controlled group of which The Hartford is the common parent. Each member of a controlled group is jointly and severally liable for pension funding and pension termination liabilities of each other member of the controlled group, as well as certain benefit plan taxes. Accordingly, the Company could be liable for pension funding, pension termination liabilities and certain other pension related excise taxes as well as other taxes of another member of The Hartford controlled group in the event any such liability is incurred, and not discharged, by such other member.



    In connection with the proposed Equity Offerings, Hartford Life plans to enter into formal agreements, including a master intercompany agreement, investment management agreements and a new tax sharing agreement, with The Hartford covering such matters as corporate services, approval of certain corporate activities, registration rights, owned and leased space, allocation of expenses, taxes and liabilities, investment advisory services, use of trademarks and certain other corporate matters. As part of the master intercompany agreement, Hartford Life would agree to remit to The Hartford 30% of any shared liabilities for which The Hartford is responsible in respect of the ITT Spin-off, 30% of any taxes which may be assessed to The

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Hartford relating to the ITT Spin-off and will indemnify The Hartford for certain other tax liabilities. As of December 31, 1996 there was no known liability associated with the ITT Spin-off. Such agreements are meant to maintain the relationship between Hartford Life and The Hartford in a manner consistent in all material respects with past practice. As a result, management believes these agreements should not have a material impact on the results of operations of the Company.



    In addition, under insurance company holding laws, agreements between Hartford Life's insurance subsidiaries and The Hartford must be fair and reasonable and may be subject to the approval of applicable insurance commissioners. The agreements will be intended to maintain the relationship between Hartford Life and The Hartford in a manner generally consistent with past practices. However, none of these arrangements will result from arm's-length negotiations and, therefore, the prices charged to Hartford Life and its subsidiaries for services provided under these arrangements may be higher or lower than prices that may be charged by third parties.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I -- SUMMARY OF INVESTMENTS (OTHER THAN INVESTMENTS IN AFFILIATES)
                            AS OF DECEMBER 31, 1996
                                 (IN MILLIONS)

                                                                                                               ESTIMATED
                                                                                                                 FAIR
TYPE OF INVESTMENT                                                                                   COST        VALUE
-------------------------------------------------------------------------------------------------  ---------  -----------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................  $     166   $     175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................      1,970       2,003
States, municipalities and political subdivisions................................................        373         368
International governments........................................................................        281         289
Public utilities.................................................................................        877         881
All other corporate including international......................................................      4,656       4,669
All other corporate--asset-backed................................................................      3,601       3,591
Short-term investments...........................................................................      1,655       1,648
                                                                                                   ---------  -----------
Total Fixed Maturities...........................................................................  $  13,579   $  13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................        110         119
Total Fixed Maturities and Equity Securities.....................................................  $  13,689   $  13,743
Other Investments
Policy Loans.....................................................................................      3,836       3,836
Mortgage Loans...................................................................................          2           2
Investments in partnerships and trusts...........................................................         48          48
Futures, options, and miscellaneous..............................................................          6          56
Total Other Investments..........................................................................      3,892       3,942
                                                                                                   ---------  -----------
Total Investments................................................................................  $  17,581   $  17,685
                                                                                                   ---------  -----------
                                                                                                   ---------  -----------

                                                                                                     AMOUNT AT
                                                                                                    WHICH SHOWN
                                                                                                        ON
TYPE OF INVESTMENT                                                                                 BALANCE SHEET
-------------------------------------------------------------------------------------------------  -------------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................   $       175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................         2,003
States, municipalities and political subdivisions................................................           368
International governments........................................................................           289
Public utilities.................................................................................           881
All other corporate including international......................................................         4,669
All other corporate--asset-backed................................................................         3,591
Short-term investments...........................................................................         1,648
                                                                                                   -------------
Total Fixed Maturities...........................................................................   $    13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................           119
Total Fixed Maturities and Equity Securities.....................................................   $    13,743
Other Investments
Policy Loans.....................................................................................         3,836
Mortgage Loans...................................................................................             2
Investments in partnerships and trusts...........................................................            48
Futures, options, and miscellaneous..............................................................             6
Total Other Investments..........................................................................         3,892
                                                                                                   -------------
Total Investments................................................................................   $    17,635
                                                                                                   -------------
                                                                                                   -------------



    Note: The fair values for short-term investments approximate cost.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                 (IN MILLIONS)

                                                                                        FUTURE POLICY
                                                                                      BENEFITS, UNPAID     OTHER POLICY
                                                                                         CLAIMS AND         CLAIMS AND
                                                                   DEFERRED POLICY    CLAIM ADJUSTMENT       BENEFITS
SEGMENT                                                           ACQUISITION COSTS       EXPENSES            PAYABLE
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $   2,030           $   1,554          $   6,599
Individual Life Insurance.......................................            730                 346              2,160
Employee Benefits...............................................             --                 381              9,834
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  --              3,541
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,760           $   2,281          $  22,134
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $   1,561           $   1,314          $   6,204
Individual Life Insurance.......................................            615                 706              1,932
Employee Benefits...............................................             12                 325              9,285
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  28              5,177
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,188           $   2,373          $  22,598
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $   1,244           $     895          $   4,617
Individual Life Insurance.......................................            565                 582              2,543
Employee Benefits...............................................             --                 369              6,911
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  44              7,257
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   1,809           $   1,890          $  21,328
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                                      BENEFITS CLAIMS,    AMORTIZATION OF
                                                                    NET REALIZED          AND CLAIM       DEFERRED POLICY
                                                                  CAPITAL (LOSSES)       ADJUSTMENT         ACQUISITION
SEGMENT                                                                 GAINS             EXPENSES             COSTS
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $      --           $     451          $     175
Individual Life Insurance.......................................             --                 245                 59
Employee Benefits...............................................             --                 546                 --
Corporate Operations............................................              6                  --                 --
Runoff Operations...............................................           (219)                293                 --
                                                                         ------              ------            -------
Consolidated Operations.........................................      $    (213)          $   1,535          $     234
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $      --           $     349          $     117
Individual Life Insurance.......................................             --                 127                 70
Employee Benefits...............................................             --                 496                 --
Corporate Operations............................................            (11)                 33                 --
Runoff Operations...............................................             --                 417                 12
                                                                         ------              ------            -------
Consolidated Operations.........................................      $     (11)          $   1,422          $     199
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $      --           $     383          $      90
Individual Life Insurance.......................................             --                 179                 51
Employee Benefits...............................................             --                 376                 --
Corporate Operations............................................              7                  --                 --
Runoff Operations...............................................             --                 467                  4
                                                                         ------              ------            -------
Consolidated Operations.........................................      $       7           $   1,405          $     145
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                   PREMIUMS AND        NET
                                                                       OTHER       INVESTMENT
SEGMENT                                                           CONSIDERATIONS     INCOME
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $     536      $     477
Individual Life Insurance.......................................           287            153
Employee Benefits...............................................           881            485
Corporate Operations............................................            --             75
Runoff Operations...............................................             1            207
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,705      $   1,397
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $     319      $     436
Individual Life Insurance.......................................           246            137
Employee Benefits...............................................           922            351
Corporate Operations............................................            --             67
Runoff Operations...............................................            --            337
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,487      $   1,328
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $     263      $     330
Individual Life Insurance.......................................           268            108
Employee Benefits...............................................           569            350
Corporate Operations............................................            --             23
Runoff Operations...............................................            --            481
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,100      $   1,292
                                                                        ------     -----------
                                                                        ------     -----------

                                                                   DIVIDENDS TO       OTHER
SEGMENT                                                            POLICYHOLDERS    EXPENSES
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $      --      $     156
Individual Life Insurance.......................................            --             68
Employee Benefits...............................................           635            143
Corporate Operations............................................            --             16
Runoff Operations...............................................            --             44
                                                                        ------     -----------
Consolidated Operations.........................................     $     635      $     427
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $      --      $     115
Individual Life Insurance.......................................            --             55
Employee Benefits...............................................           675            138
Corporate Operations............................................            --             11
Runoff Operations...............................................            --             (2)
                                                                        ------     -----------
Consolidated Operations.........................................     $     675      $     317
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $      --      $     (31)
Individual Life Insurance.......................................            --            107
Employee Benefits...............................................           419            100
Corporate Operations............................................            --             43
Runoff Operations...............................................            --              8
                                                                        ------     -----------
Consolidated Operations.........................................     $     419      $     227
                                                                        ------     -----------
                                                                        ------     -----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                          GROSS         CEDED TO        ASSUMED FROM       NET
                                                          AMOUNT    OTHER COMPANIES   OTHER COMPANIES     AMOUNT
                                                        ----------  ----------------  ----------------  ----------
Year Ended December 31, 1996
Life Insurance in Force...............................  $  177,094    $    106,146       $   31,957     $  102,905
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,801    $        298       $      169     $    1,672
  Accident and Health Insurance.......................          33               4                4             33
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,834    $        302       $      173     $    1,705
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1995
Life Insurance in Force...............................  $  182,716    $    112,774       $   26,996     $   96,938
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,232    $        325       $      574     $    1,481
  Accident and Health Insurance.......................         313             324               17              6
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,545    $        649       $      591     $    1,487
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1994
Life Insurance in Force...............................  $  136,929    $     87,553       $   35,016     $   84,392
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,008    $        211       $      294     $    1,091
  Accident and Health Insurance.......................         308             304                5              9
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,316    $        515       $      299     $    1,100
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------

                                                          PERCENTAGE OF
                                                         AMOUNT ASSUMED
                                                             TO NET
                                                        -----------------
Year Ended December 31, 1996
Life Insurance in Force...............................          31.1%
Insurance Revenues
  Life Insurance and Annuities........................          10.1%
  Accident and Health Insurance.......................          12.1%
Total.................................................          10.1%
For the Year Ended December 31, 1995
Life Insurance in Force...............................          27.8%
Insurance Revenues
  Life Insurance and Annuities........................          38.8%
  Accident and Health Insurance.......................         283.3%
Total.................................................          39.7%
For the Year Ended December 31, 1994
Life Insurance in Force...............................          41.5%
Insurance Revenues
  Life Insurance and Annuities........................          26.9%
  Accident and Health Insurance.......................          55.6%
Total.................................................          27.2%

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------

Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                  ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997

                                           HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

Statement of Assets and Liabilities
------------------------------------------------------------------------------------------------------------------------
December 31, 1996       Asia Pacific     Di[cad 228]versified     Global Asset     Global          Growth             High Yield
                        Growth           Income          Allocation       Growth          and Income         Fund
                        Fund             Fund            Fund             Fund            Fund               Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ........................................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 4,397,016
 Cost $45,980,179
 ........................................................................................................................
  Market Value:         $ 48,411,143     $        --     $        --      $        --     $          --      $        --
 ........................................................................................................................
Putnam VT Diversified Income Fund
 Shares 22,563,007
 Cost $233,037,931
 ........................................................................................................................
  Market Value:                   --     254,285,088              --               --                --               --
 ........................................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 23,335,440
 Cost $305,356,571
 ........................................................................................................................
  Market Value:                   --              --     402,536,334               --                --               --
 ........................................................................................................................
Putnam VT Global Growth Fund
 Shares 37,782,256
 Cost $495,227,462
 ........................................................................................................................
  Market Value:                   --              --              --      637,764,475                --               --
 ........................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 128,551,708
 Cost $2,261,024,731
 ........................................................................................................................
  Market Value:                   --              --              --               --     3,157,229,956               --
 ........................................................................................................................
Putnam VT High Yield Fund
 Shares 28,877,357
 Cost $326,511,425
 ........................................................................................................................
  Market Value:                                                   --               --                --      374,250,546
 ........................................................................................................................
Putnam VT Money Market Fund
 Shares 200,165,280
 Cost $200,165,280
 ........................................................................................................................
  Market Value:                   --              --              --               --                --               --
 ........................................................................................................................
Putnam VT New Opportunities Fund
 Shares 37,002,157
 Cost $570,588,023
 ........................................................................................................................
  Market Value:                   --              --              --               --                --               --
 ........................................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 41,509,581
 Cost $496,424,167
 ........................................................................................................................
  Market Value:                   --              --              --               --                --               --
 ........................................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 25,106,997
 Cost $286,919,290
 ........................................................................................................................
  Market Value:                   --              --              --               --                --               --
 ........................................................................................................................
Putnam VT Voyager Fund
 Shares 51,300,099
 Cost $1,157,301,378
 ........................................................................................................................
 Market Value:                   --              --              --               --                --               --
 ........................................................................................................................
Due from Hartford Life
 Insurance Company           127,160              --          63,189        1,041,250                --               --
 ........................................................................................................................
Receivable from fund
 shares sold                      --         487,335              --               --           392,720          289,469
------------------------------------------------------------------------------------------------------------------------
Total Assets              48,538,303     254,772,423     402,599,523      638,805,725     3,157,622,676      374,540,015
------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                --         486,617              --               --           395,936          300,737
 ........................................................................................................................
Payable for fund
 shares purchased            127,075              --          63,032        1,045,046                --               --
 ........................................................................................................................
Total Liabilities            127,075         486,617          63,032        1,045,046           395,936          300,737
------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)            $48,411,228    $254,285,806    $402,536,491     $637,760,679    $3,157,226,740     $374,239,278
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (Continued)
---------------------------------------------------------------------------------------------------------------
December 31, 1996       Money             New                U.S. Govt.         Utilities         Voyager
                        Market            Opportunities      and High           Growth            Fund
                        Fund              Sub-Account        Quality Bond       and Income        Sub-Account
                        Sub-Account                          Fund               Fund
                                                             Sub-Account        Sub-Account
---------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...............................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 4,397,016
 Cost $45,980,179
 ...............................................................................................................
  Market Value:         $         --      $         --       $         --       $         --       $         --
 ...............................................................................................................
Putnam VT Diversified Income Fund
 Shares 22,563,007
 Cost $233,037,931
 ...............................................................................................................
  Market Value:                   --                --                 --                 --                 --
 ...............................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 23,335,440
 Cost $305,356,571
 ...............................................................................................................
  Market Value:                   --                --                 --                 --                 --
 ...............................................................................................................
Putnam VT Global Growth Fund
 Shares 37,782,256
 Cost $495,227,462
 ...............................................................................................................
  Market Value:                   --                --                 --                 --                 --
 ...............................................................................................................
Putnam VT Growth and
Income Fund
 Shares 128,551,708
 Cost $2,261,024,731
 ...............................................................................................................
  Market Value:                   --                --                 --                 --                 --
 ...............................................................................................................
Putnam VT High Yield Fund
 Shares 28,877,357
 Cost $326,511,425
 ...............................................................................................................
  Market Value:                   --                --                 --                 --                 --
 ...............................................................................................................
Putnam VT Money Market Fund
 Shares 200,165,280
 Cost $200,165,280
 ...............................................................................................................
  Market Value:          200,165,280                --                 --                 --                 --
 ...............................................................................................................
Putnam VT New Opportunities Fund
 Shares 37,002,157
 Cost $570,588,023
 ...............................................................................................................
  Market Value:                   --       637,177,139                                    --                 --
 ...............................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 41,509,581
 Cost $496,424,167
 ...............................................................................................................
  Market Value:                   --                --        548,341,560                 --                 --
 ...............................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 25,106,997
 Cost $286,919,290
 ...............................................................................................................
  Market Value:                   --                --                 --        371,583,551                 --
 ...............................................................................................................
Putnam VT Voyager Fund
 Shares 51,300,099
 Cost $1,157,301,378
 ...............................................................................................................
  Market Value:                   --                --                 --                 --      1,668,792,217
 ...............................................................................................................
Due from Hartford Life
 Insurance Company           732,579         1,011,985              1,004            701,717            900,077
 ...............................................................................................................
Receivable from fund
 shares sold                      --                --            191,338                 --                  1
---------------------------------------------------------------------------------------------------------------
Total Assets             200,897,859       638,189,124        548,533,902        372,285,268      1,669,692,295
---------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                --                --            192,258                 --                  1
 ...............................................................................................................
Payable for fund
 shares purchased            732,417         1,009,867                 --            698,423            903,125
 ...............................................................................................................
Total Liabilities            732,417         1,009,867            192,258            698,423            903,126
---------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $200,165,442      $637,179,257       $548,341,644       $371,586,845     $1,668,789,169
---------------------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
--------------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                       Units             Unit              Contract
                                                                        Owned by          Price             Liability
                                                                        Participants
--------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Individual Sub-Accounts:
 ..........................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                    4,437,154       $10.903401        $   48,380,066
 ..........................................................................................................................
  Asia Pacific Growth Fund .40%                                               2,811        11.086834                31,162
 ..........................................................................................................................
  Diversified Income Fund Sub-Account                                    20,955,466        12.127111           254,129,263
 ..........................................................................................................................
  Diversified Income Fund .40%                                                1,058        12.780074                13,520
 ..........................................................................................................................
  Global Asset Allocation Fund Sub-Account                               17,521,243        22.902056           401,272,497
 ..........................................................................................................................
  Global Asset Allocation Fund .40%                                           2,179        14.539293                31,675
 ..........................................................................................................................
  Global Growth Fund Sub-Account                                         36,757,455        17.293688           635,671,967
 ..........................................................................................................................
  Global Growth Fund .40%                                                     1,518        13.768089                20,901
 ..........................................................................................................................
  Growth and Income Fund Sub-Account                                     96,382,983        32.702761         3,151,989,641
 ..........................................................................................................................
  Growth and Income Fund .40%                                                 2,283        16.943940                38,690
 ..........................................................................................................................
  High Yield Fund Sub-Account                                            16,478,633        22.682306           373,773,392
 ..........................................................................................................................
  High Yield Fund .40%                                                        1,029        13.178320                13,555
 ..........................................................................................................................
  Money Market Fund Sub-Account                                         140,032,592         1.428989           200,105,034
 ..........................................................................................................................
  Money Market Fund .40%                                                     10,215         1.122808                11,469
 ..........................................................................................................................
  New Opportunities Fund Sub-Account                                     38,289,051        16.634688           636,926,421
 ..........................................................................................................................
  New Opportunities Fund .40%                                                 1,228        18.462454                22,673
 ..........................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                 29,394,679        18.630709           547,643,702
 ..........................................................................................................................
  U.S. Government and High Quality Bond Fund .40%                             1,020        12.261742                12,508
 ..........................................................................................................................
  Utilities Growth and Income Fund Sub-Account                           23,096,309        16.071812           371,199,540
 ..........................................................................................................................
  Utilities Growth and Income Fund .40%                                       1,018        15.357653                15,635
 ..........................................................................................................................
  Voyager Fund Sub-Account                                               45,912,235        36.227529         1,663,286,808
 ..........................................................................................................................
  Voyager Fund .40%                                                           2,821        17.619913                49,705
 ..........................................................................................................................
Sub-total Individual Sub-Accounts:                                                                           8,284,639,824
 ..........................................................................................................................
Annuity contracts in the annuity period:
 ..........................................................................................................................
 Individual Sub-Accounts:
 ..........................................................................................................................
  Diversified Income Fund Sub-Account                                        11,794        12.127111               143,023
 ..........................................................................................................................
  Global Asset Allocation Fund Sub-Account                                   53,808        22.902056             1,232,319
 ..........................................................................................................................
  Global Growth Fund Sub-Account                                            119,570        17.293688             2,067,811
 ..........................................................................................................................
  Growth and Income Fund Sub-Account                                        158,959        32.702761             5,198,409
 ..........................................................................................................................
  High Yield Fund Sub-Account                                                19,942        22.682306               452,331
 ..........................................................................................................................
  Money Market Fund Sub-Account                                              34,247         1.428989                48,939
 ..........................................................................................................................
  New Opportunities Fund Sub-Account                                         13,836        16.634688               230,163
 ..........................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                     36,791        18.630709               685,434
 ..........................................................................................................................
  Utilities Growth and Income Fund Sub-Account                               23,126        16.071812               371,670
 ..........................................................................................................................
  Voyager Fund Sub-Account                                                  150,511        36.227529             5,452,656
 ..........................................................................................................................
Subtotal Individual Sub-Accounts:                                                                               15,882,755
--------------------------------------------------------------------------------------------------------------------------
Grand Total                                                                                                 $8,300,522,579
--------------------------------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                          HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Paciific       Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $  326,828          $11,490,480         $15,557,250         $10,264,492
 .........................................................................................................................
 Capital gains income                                     --                   --          10,208,810          14,952,454
 .........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .........................................................................................................................
Net realized gain (loss)
 on security transactions                            180,349               (9,498)             11,236            (368,347)
 .........................................................................................................................
Net unrealized
 appreciation
 (depreciation) of
 investments during
 the period                                        2,188,856            7,589,668          26,749,142          60,231,105
 .........................................................................................................................
Net gain (loss) on
 investments                                       2,369,205            7,580,170          26,760,378          59,862,758
 .........................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                      (464,671)          (2,956,253)         (4,982,331)         (7,529,175)
-------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $2,231,362          $16,114,397         $47,544,107         $77,550,529
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 99,173,418        $19,920,018         $9,794,579          $        --
 .........................................................................................................................
 Capital gains income                               44,966,829                 --                 --                   --
 .........................................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .........................................................................................................................
Net realized gain (loss)
 on security transactions                             (119,281)           604,070                 --             (537,118)
 .........................................................................................................................
Net unrealized
 appreciation
 (depreciation) of
 investments during
 the period                                        375,339,725         17,363,712                 --           19,710,674
 .........................................................................................................................
Net gain (loss) on
 investments                                       375,220,444         17,967,782                 --           19,173,556
 .........................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                     (36,028,539)        (4,321,581)        (2,761,570)          (6,560,512)
-------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $483,332,152        $33,566,219         $7,033,009          $12,613,044
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
-----------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $33,510,120         $12,517,443         $25,213,296
 .....................................................................................................
 Capital gains income                                      --                  --          49,032,686
 .....................................................................................................
Net realized and
 unrealized gain
 (loss) on
 investments:
 .....................................................................................................
Net realized gain (loss)
 on security transactions                             413,617             264,294          (1,123,420)
 .....................................................................................................
Net unrealized
 appreciation
 (depreciation) of
 investments during
 the period                                       (21,471,355)         38,048,693          88,321,232
 .....................................................................................................
Net gain (loss) on
 investments                                      (21,057,738)         38,312,987          87,197,812
 .....................................................................................................
Expenses:
 Mortality and expense
  undertakings                                     (7,644,853)         (4,767,387)        (20,326,857)
-----------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                        $4,807,529         $46,063,043        $141,116,937
-----------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Paciific      Diversified         Global Asset        Global
December 31, 1996                                 Growth             Income              Allocation          Growth
                                                  Fund               Fund                Fund                Fund
                                                  Sub-Account        Sub-Account         Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $  (137,843)       $  8,534,227        $ 10,574,919        $  2,735,317
 .........................................................................................................................
Capital gains income                                       --                  --          10,208,810          14,952,454
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                            180,349              (9,498)             11,236            (368,347)
 .........................................................................................................................
 Net unrealized
  appreciation
 (depreciation) of
  investments during
  the period                                        2,188,856           7,589,668          26,749,142          60,231,105
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   2,231,362          16,114,397          47,544,107          77,550,529
 .........................................................................................................................
Unit transactions:
 Purchases                                         24,103,150          78,745,859          49,901,252         102,414,450
 .........................................................................................................................
 Net transfers                                     12,679,087           1,285,402           4,108,990          38,279,315
 .........................................................................................................................
 Surrenders                                        (1,160,030)        (11,170,399)        (21,942,668)        (26,697,907)
 .........................................................................................................................
 Net annuity transactions                                  --              26,491             315,926            (360,949)
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           35,622,207          68,887,353          32,383,500         113,634,909
 .........................................................................................................................
 Total increase (decrease)
  in net assets                                    37,853,569          85,001,750          79,927,607         191,185,438
 .........................................................................................................................
Net assets:
 Beginning of period                               10,557,659         169,284,056         322,608,884         446,575,241
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $48,411,228        $254,285,806        $402,536,491        $637,760,679
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
----------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth                High Yield          Money               New
December 31, 1996                                 and Income            Fund                Market              Opportunities
                                                  Fund                  Sub-Account         Fund                Fund
                                                  Sub-Account                               Sub-Account         Sub-Account
----------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   63,144,879        $ 15,598,437        $  7,033,009        $ (6,560,512)
 ............................................................................................................................
 Capital gains income                                 44,966,829                  --                  --                  --
 ............................................................................................................................
 Net realized gain (loss)
  on security transactions                              (119,281)            604,070                  --            (537,118)
 ............................................................................................................................
 Net unrealized
  appreciation
 (depreciation) of
  investments during
  the period                                         375,339,725          17,363,712                  --          19,710,674
 ............................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    483,332,152          33,566,219           7,033,009          12,613,044
 ............................................................................................................................
Unit transactions:
 Purchases                                           623,379,338          81,521,969         125,814,162         302,081,027
 ............................................................................................................................
 Net transfers                                        87,339,610           5,520,147         (50,945,524)         98,087,677
 ............................................................................................................................
 Surrenders                                         (132,049,687)        (25,045,085)        (30,618,592)        (18,683,639)
 ............................................................................................................................
 Net annuity transactions                                242,494              69,497             (22,317)             (4,351)
 ............................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                             578,911,755          62,066,528          44,227,729         381,480,714
 ............................................................................................................................
 Total increase (decrease)
  in net assets                                    1,062,243,907          95,632,747          51,260,738         394,093,758
 ............................................................................................................................
Net assets:
 Beginning of period                               2,094,982,833         278,606,531         148,904,704         243,085,499
----------------------------------------------------------------------------------------------------------------------------
 End of period                                    $3,157,226,740        $374,239,278        $200,165,442        $637,179,257
----------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
------------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities         Voyager
December 31, 1996                                 and High            Growth            Fund
                                                  Quality Bond        and Income        Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $ 25,865,267        $  7,750,056      $    4,886,439
 ......................................................................................................
 Capital gains income                                       --                  --          49,032,686
 ......................................................................................................
 Net realized gain (loss)
  on security transactions                             413,617             264,294          (1,123,420)
 ......................................................................................................
 Net unrealized
  appreciation
 (depreciation) of
  investments during
  the period                                       (21,471,355)         38,048,693          88,321,232
 ......................................................................................................
 Net increase in net
  assets resulting
  from operations                                    4,807,529          46,063,043         141,116,937
 ......................................................................................................
Unit transactions:
 Purchases                                          65,538,442          42,225,920         352,615,157
 ......................................................................................................
 Net transfers                                     (41,339,935)        (20,057,197)         50,130,623
 ......................................................................................................
 Surrenders                                        (43,800,649)        (19,191,965)        (63,033,275)
 ......................................................................................................
 Net annuity transactions                              279,752              52,741            (914,363)
 ......................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           (19,322,390)          3,029,499         338,798,142
 ......................................................................................................
 Total increase (decrease)
  in net assets                                    (14,514,861)         49,092,542         479,915,079
 ......................................................................................................
Net assets:
 Beginning of period                               562,856,505         322,494,303       1,188,874,090
------------------------------------------------------------------------------------------------------
 End of period                                    $548,341,644        $371,586,845      $1,668,789,169
------------------------------------------------------------------------------------------------------


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                          HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Asia Paciific      Diversified         Global Asset        Global
December 31, 1995                                 Growth             Growth              Allocation          Growth
                                                  Fund               Fund                Fund                Fund
                                                  Sub-Account*       Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   (60,724)       $  4,483,172        $    936,514        $ (2,204,993)
 .........................................................................................................................
 Capital gains income                                      --                  --                  --           6,601,518
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                            (60,287)              9,172             399,476             911,496
 .........................................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                          242,108          18,343,699          58,868,469          49,557,344
 .........................................................................................................................
 Net increase
  in net assets resulting
  from operations                                     121,097          22,836,043          60,204,459          54,865,365
 .........................................................................................................................
Unit transactions:
 Purchases                                          4,126,265          32,309,949          22,881,301          45,923,798
 .........................................................................................................................
 Net transfers                                      6,974,378          (5,571,318)        (11,919,895)        (31,613,725)
 .........................................................................................................................
 Surrenders                                          (664,081)         (9,346,669)        (18,839,572)        (21,768,741)
 .........................................................................................................................
 Net annuity transactions                                  --             (14,911)            (77,478)            (18,657)
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           10,436,562          17,377,051          (7,955,644)         (7,477,325)
 .........................................................................................................................
 Total increase (decrease)
  in net assets                                    10,557,659          40,213,094          52,248,815          47,388,040
 .........................................................................................................................
Net assets:
 Beginning of period                                       --         129,070,962         270,360,069         399,187,201
 .........................................................................................................................
 End of period                                    $10,557,659        $169,284,056        $322,608,884        $446,575,241
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
----------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Growth                High Yield          Money               New
December 31, 1995                                 and Income            Fund                Market              Opportunities
                                                  Fund                  Sub-Account         Fund                Fund
                                                  Sub-Account                               Sub-Account         Sub-Account
----------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   29,643,724        $ 16,143,005        $  6,270,171        $ (1,659,539)
 ............................................................................................................................
 Capital gains income                                 13,724,917                  --                  --             199,716
 ............................................................................................................................
 Net realized gain (loss)
  on security transactions                               (34,307)          1,236,511                  --             (26,148)
 ............................................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                         453,648,232          20,718,106                  --          45,091,587
 ............................................................................................................................
 Net increase
  in net assets resulting
  from operations                                    496,982,566          38,097,622           6,270,171          43,605,616
 ............................................................................................................................
Unit transactions:
 Purchases                                           278,125,135          36,534,502          59,269,091          95,362,106
 ............................................................................................................................
 Net transfers                                        61,348,178          23,654,821         (80,739,372)         68,118,806
 ............................................................................................................................
 Surrenders                                          (96,650,335)        (20,293,432)        (28,048,736)         (3,619,540)
 ............................................................................................................................
 Net annuity transactions                               (216,062)            (34,458)             43,839              31,757
 ............................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                             242,606,916          39,861,433         (49,475,178)        159,893,129
 ............................................................................................................................
 Total increase (decrease)
  in net assets                                      739,589,482          77,959,055         (43,205,007)        203,498,745
 ............................................................................................................................
Net assets:
 Beginning of period                               1,355,393,351         200,647,476         192,109,711          39,586,754
 ............................................................................................................................
 End of period                                    $2,094,982,833        $278,606,531        $148,904,704        $243,085,499
----------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
------------------------------------------------------------------------------------------------------
For the Year Ended                                U.S. Govt.          Utilities         Voyager
December 31, 1995                                 and High            Growth            Fund
                                                  Quality Bond        and Income        Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $ 26,934,924        $  9,371,613      $  (10,593,407)
 ......................................................................................................
 Capital gains income                                       --                  --          16,140,156
 ......................................................................................................
 Net realized gain (loss)
  on security transactions                              69,862            (424,609)           (410,019)
 ......................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                        63,229,345          63,147,534         292,690,527
 ......................................................................................................
 Net increase
  in net assets resulting
  from operations                                   90,234,131          72,094,538         297,827,257
 ......................................................................................................
Unit transactions:
 Purchases                                          42,562,828          27,209,860         175,795,447
 ......................................................................................................
 Net transfers                                     (50,224,416)        (10,419,694)         67,563,970
 ......................................................................................................
 Surrenders                                        (40,651,284)        (18,062,599)        (43,669,375)
 ......................................................................................................
 Net annuity transactions                             (157,837)             30,306            (307,639)
 ......................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           (48,470,709)         (1,242,127)        199,382,403
 ......................................................................................................
 Total increase (decrease)
  in net assets                                     41,763,422          70,852,411         497,209,660
 ......................................................................................................
Net assets:
 Beginning of period                               521,093,083         251,641,892         691,664,430
 ......................................................................................................
 End of period                                    $562,856,505        $322,494,303      $1,188,874,090
------------------------------------------------------------------------------------------------------

*From inception, May 1, 1996, to December 31, 1995.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT --
HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Putnam Capital Manager Trust Separate Account (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
A) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

B) Deduction of Other Fees -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2) Not applicable.

      (3) (a) Principal Underwriter Agreement.(2)

      (3) (b) Form of Dealer Agreement.(2)

      (4) Form of the Individual Flexible Premium Variable Annuity Contract.(1)

      (5) Form of Application.(1)

      (6) (a) Articles of Incorporation of Hartford.

      (6) (b) Bylaws of Hartford.(1)

      (7) Not applicable.

      (8) Form of Participation Agreement.

      (9) Opinion and Consent of Lynda Godkin, General Counsel.

     (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

     (11) No financial statements are omitted.

     (12) Not applicable.

     (13) Not applicable.

     (14) Not applicable.

     (15) Copy of Power of Attorney.

     (16) Organizational Chart.

---------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73566, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73566, dated May 1, 1996.

Item 25.  Directors and Officers of the Depositor




NAME                            POSITION WITH HARTFORD
----------------------------------------------------------------------

Wendell J. Bossen               Vice President

Gregory A. Boyko                Vice President and Controller

Peter W. Cummins                Vice President

Ann M. deRaismes                Vice President

Timothy M. Fitch                Vice President and Actuary

Bruce D. Gardner                Vice President, Director*

Joseph H. Gareau                Executive Vice President and Chief Investment
                                 Officer, Director*

J. Richard Garrett              Vice President and Treasurer

John P. Ginnetti                Executive Vice President and Director,
                                 Asset Management Services, Director*

Lynda Godkin                    General Counsel, and Corporate Secretary

Lois W. Grady                   Vice President

David A. Hall                   Senior Vice President and Actuary,

Robert A. Kerzner               Vice President

Andrew W. Kohnke                Vice President

Steven M. Maher                 Vice President and Actuary

William B. Malchodi, Jr.        Vice President and Director of Taxes

Thomas M. Marra                 Executive Vice President and Director
                                 Individual Life and Annuity Division, Director*

Robert F. Nolan                 Vice President

Joseph J. Noto                  Vice President

Leonard E. Odell, Jr.           Senior Vice President, Director*

Craig D. Raymond                Vice President and Chief Actuary

Lowndes A. Smith                President and Chief Operating Officer,
                                 Director*

Edward J. Sweeney               Vice President

Raymond P. Welnicki             Senior Vice President and Director, Employee
                                 Benefit Division, Director*

Walter C. Welsh                 Vice President

James J. Westervelt             Senior Vice President and Group Controller

Lizabeth H. Zlatkus             Vice President, Director*



Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.


Item 27.  Number of Contract Owners

          As of  March 13, 1997, there were 89,560 Contract Owners.


Item 28.  Indemnification

Under Section 33-320a of the Connecticut General Statutes, the Registrant must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses, including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when it is determined by certain disinterested parties that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Registrant. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonably entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached his duty to the Registrant or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrant's securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-320a.

The directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to ITT Hartford Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

      (a) HSD acts as principal underwriter for the following investment companies:

       Hartford Life Insurance Company - Separate Account One
       Hartford Life Insurance Company - Separate Account Two
       Hartford Life Insurance Company - Separate Account Two
        (DC Variable Account I)
       Hartford Life Insurance Company - Separate Account Two
        (DC Variable Account II)
       Hartford Life Insurance Company - Separate Account Two
        (QP Variable Account)
       Hartford Life Insurance Company - Separate Account Two
        (Variable Account "A")
       Hartford Life Insurance Company - Separate Account Two
        (NQ Variable Account)
       Hartford Life Insurance Company - Putnam Capital Manager
        Trust Separate Account
       Hartford Life Insurance Company - Separate Account Three
       Hartford Life Insurance Company - Separate Account Five
       ITT Hartford Life and Annuity Insurance Company - Separate Account One ITT Hartford Life and Annuity Insurance Company - Putnam
        Capital Manager Trust Separate Account Two
       ITT Hartford Life and Annuity Insurance Company - Separate Account Three ITT Hartford Life and Annuity Insurance Company - Separate Account Five ITT Hartford Life and Annuity Insurance Company - Separate Account Six American Maturity Life Insurance Company - Separate Account AMLVA

       (b) Directors and Officers of HSD

       NAME AND PRINCIPAL            POSITIONS AND OFFICES
       BUSINESS ADDRESS              WITH UNDERWRITER
       ------------------            ---------------------

       Lowndes A. Smith              President, Director
       John P. Ginnetti              Executive Vice President, Director
       Thomas M. Marra               Executive Vice President, Director
       George R. Jay                 Controller
       Peter W. Cummins              Vice President
       Donald E. Waggaman, Jr.       Treasurer
       Lynda Godkin                  Secretary
       Michael Wilder                Director

       Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


Item 30.  Location of Accounts and Records

       All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services


       All management contracts are discussed in Part A and Part B of this Registration Statement.


Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the Variable Annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.



The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 10th day of April, 1997.


HARTFORD LIFE INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                      (Registrant)

*By: /s/ Thomas M. Marra
     ----------------------------------------
     Thomas M. Marra, Executive Vice President

HARTFORD LIFE INSURANCE COMPANY                   *By: /s/ Lynda Godkin
        (Depositor)                                    -------------------------
                                                       Lynda Godkin
                                                       Attorney-in-Fact
*By: /s/ Thomas M. Marra
     ----------------------------------------
     Thomas M. Marra, Executive Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Donald R. Frahm, Chairman and
    Chief Executive Officer, Director *
Bruce D. Gardner, Vice President, Director *
Joseph H. Gareau, Executive Vice
    President and Chief Investment
    Officer, Director *
John P. Ginnetti, Executive Vice
   President, Director *
Thomas M. Marra, Executive Vice              *By: /s/ Lynda Godkin
   President, Director *                         -----------------------
Leonard E. Odell, Jr., Senior                    Lynda Godkin
   Attorney-In-Fact
   Vice President, Director *

Lowndes A. Smith, President,
   Chief Operating Officer, Director *       Dated: April 10, 1997

Raymond P. Welnicki, Senior Vice                    -----------------------
   President, Director *
Lizabeth H. Zlatkus, Vice President
   Director *

                                   EXHIBIT INDEX

6. (a)       Articles of Incorporation of Hartford

9.           Opinion and Consent of Lynda Godkin, General Counsel

10.          Consent of Arthur Andersen LLP

15.          Copy of Power of Attorney

16.          Organizational Chart